Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Security
U.S. Treasury Bond,
0.250%, 11/15/2023		$40,000,000	$38,901,562
Total U.S. Treasury Security (Cost $38,918,410)			38,901,562	1.5%

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)		1,010,000	1,022,219
3.500%, 11/01/2025 (Insured by BAM)		1,100,000	1,114,255
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)		310,000	331,752
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)		5,810,000	5,819,170
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		5,000,000	5,000,140
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)		500,000	550,699
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM)		360,000	371,495
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM)		500,000	512,310
Black Belt Energy Gas District:
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)		625,000	621,550
4.000%, 07/01/2052 (Callable 03/01/2027)(Mandatory Tender Date 06/01/2027) (1)		4,000,000	4,000,164
3.390%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)		3,000,000	2,889,112
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)		12,500,000	13,218,762
5.500%, 11/01/2053 (Callable 09/01/2028)(Mandatory Tender Date 12/01/2028) (1)		2,000,000	2,110,901
Chatom Industrial Development Board,
3.250%, 08/01/2037 (1)		3,750,000	3,742,332
Chilton County Health Care Authority,
4.000%, 11/01/2045 (Callable 11/01/2025)		205,000	201,490
City of Birmingham AL:
5.000%, 03/01/2040 (Pre-refunded to 09/01/2025) (5)		205,000	217,447
5.000%, 03/01/2045 (Pre-refunded to 09/01/2025) (5)		1,205,000	1,278,164
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)		555,000	581,569
County of Elmore AL:
4.000%, 05/01/2024 (Insured by BAM)		420,000	424,177
4.000%, 05/01/2025 (Insured by BAM)		540,000	549,865
4.000%, 05/01/2026 (Insured by BAM)		400,000	411,395
4.200%, 05/01/2042 (Callable 05/01/2032)(Insured by BAM)		1,625,000	1,638,474
5.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)		1,000,000	1,072,599
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)		1,000,000	914,796
5.000%, 09/15/2029 (Callable 03/15/2027)		570,000	617,547
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)		480,000	241,293
5.250%, 10/01/2048 (Callable 10/01/2023)(Insured by AGM)		125,000	128,117
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)		785,000	810,766
4.000%, 12/01/2034 (Callable 12/01/2029)		255,000	261,208
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)		825,000	872,351
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)		450,000	462,426
Madison Water & Wastewater Board,
4.000%, 12/01/2037 (Callable 12/01/2029)		530,000	543,016
Orange Beach Water Sewer & Fire Protection Authority,
4.125%, 05/15/2052 (Callable 05/15/2032)		2,250,000	2,182,044
Southeast Alabama Gas Supply District:
4.000%, 04/01/2049 (Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (1)		5,000,000	4,999,508
4.098%, 06/01/2049 (1 Month LIBOR USD + 0.850%)(Callable 03/01/2024)(Mandatory Tender Date 06/01/2024) (2)		5,140,000	5,147,470
Southeast Energy Authority A Cooperative District:
5.000%, 07/01/2025		650,000	666,762
5.500%, 01/01/2053 (Callable 09/01/2029)(Mandatory Tender Date 12/01/2029) (1)		7,000,000	7,482,516
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)		2,000,000	2,060,878
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)		12,490,000	13,174,291
Tallassee Board of Education:
4.000%, 08/01/2030 (Insured by AGM)		435,000	467,262
4.000%, 08/01/2031 (Callable 08/01/2030)(Insured by AGM)		455,000	485,252
4.000%, 08/01/2032 (Callable 08/01/2030)(Insured by AGM)		470,000	495,636
Total Alabama (Cost $90,419,999)			89,693,180	3.5%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Pre-refunded to 06/01/2024)		225,000	231,135
4.000%, 06/01/2036 (Pre-refunded to 06/01/2025)		505,000	521,023
4.000%, 06/01/2036 (Callable 06/01/2025)		1,245,000	1,249,400
Alaska Industrial Development & Export Authority:
4.000%, 04/01/2030 (Callable 04/01/2029)		2,745,000	2,801,142
4.000%, 10/01/2034 (Callable 10/01/2029)		1,585,000	1,625,579
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Pre-refunded to 08/01/2023)		500,000	503,667
University of Alaska,
4.000%, 10/01/2026 (Callable 10/01/2023)		650,000	653,167
Total Alaska (Cost $7,669,377)			7,585,113	0.3%

Arizona
Apache County Unified School District No. 8,
4.125%, 07/01/2042 (Callable 07/01/2032)		1,625,000	1,580,604
Arizona Industrial Development Authority:
5.000%, 05/01/2028		270,000	224,477
4.625%, 08/01/2028 (3)		1,160,000	1,129,767
3.550%, 07/15/2029 (Callable 07/15/2027)		1,155,000	1,081,509
5.000%, 07/01/2032 (Callable 07/01/2026)		205,000	212,954
3.625%, 05/20/2033		6,106,241	5,705,168
5.000%, 07/01/2033 (Callable 07/01/2026)		340,000	352,440
4.000%, 07/01/2034 (Callable 07/01/2026)		230,000	224,801
4.000%, 07/01/2035 (Callable 07/01/2026)		475,000	457,993
4.000%, 07/01/2036 (Callable 07/01/2026)		445,000	422,261
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 05/01/2023) (3)		2,161,500	2,161,500
Chandler Industrial Development Authority,
5.000%, 06/01/2049 (Mandatory Tender Date 06/03/2024) (1)		1,500,000	1,517,983
City of Phoenix Civic Improvement Corp.:
5.000%, 07/01/2028		1,800,000	1,950,491
5.000%, 07/01/2034 (Callable 07/01/2027)		250,000	271,066
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)		500,000	526,434
Industrial Development Authority of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)		115,000	107,880
Maricopa County Department of Public Health,
5.000%, 07/01/2033 (Callable 07/01/2028)		300,000	333,844
Maricopa County Industrial Development Authority:
5.000%, 07/01/2028 (Insured by SD CRED PROG)		755,000	813,593
5.000%, 01/01/2040 (Pre-refunded to 01/01/2025)		3,740,000	3,934,725
4.000%, 01/01/2045 (Callable 07/01/2030)		7,000,000	6,823,742
Maricopa County Unified School District No. 4:
5.000%, 07/01/2024		450,000	463,353
5.000%, 07/01/2026		1,000,000	1,082,711
Salt Verde Financial Corp.,
5.250%, 12/01/2023		200,000	201,675
Total Arizona (Cost $31,391,955)			31,580,971	1.3%

Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)		380,000	396,780
4.000%, 12/01/2032 (Callable 12/01/2027)		400,000	417,522
4.000%, 12/01/2035 (Callable 12/01/2027)		445,000	456,975
4.000%, 12/01/2038 (Callable 12/01/2027)		250,000	251,309
4.250%, 07/01/2041 (Callable 07/01/2028)		500,000	453,638
4.180%, 09/01/2044 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		4,000,000	4,000,000
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)		1,025,000	1,026,877
Benton Washington Regional Public Water Authority:
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by BAM)		250,000	265,790
3.000%, 10/01/2041 (Callable 10/01/2028)(Insured by BAM)		510,000	431,489
Carroll-Boone Water District:
3.000%, 12/01/2028 (Callable 12/01/2025)		780,000	780,165
3.000%, 12/01/2029 (Callable 12/01/2025)		505,000	504,726
3.000%, 12/01/2030 (Callable 12/01/2025)		630,000	628,863
City of Beebe AR,
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by AGM)		1,500,000	1,254,860
City of Cabot AR,
3.000%, 12/01/2056 (Callable 12/01/2028)		2,000,000	1,504,013
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 05/01/2023)		85,000	84,936
3.050%, 01/01/2047 (Callable 01/01/2027)		560,000	542,318
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)		685,000	661,856
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)		105,000	105,077
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)		25,000	25,447
4.000%, 08/01/2028 (Callable 08/01/2025)		290,000	294,785
4.000%, 08/01/2029 (Callable 08/01/2025)		700,000	710,716
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)		645,000	678,663
4.000%, 11/01/2030 (Callable 05/01/2027)		650,000	682,469
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)		565,000	537,298
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)		355,000	354,513
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)		325,000	334,804
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)(Insured by BAM)		1,750,000	1,432,962
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)		360,000	378,157
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 05/01/2023)(Insured by ST AID)		60,000	59,254
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)		235,000	234,915
Salem Public Water Authority:
5.000%, 01/01/2028 (Insured by BAM)		120,000	131,933
3.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)		340,000	341,710
3.000%, 01/01/2032 (Callable 01/01/2028)(Insured by BAM)		255,000	254,586
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)		415,000	424,620
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)		520,000	531,062
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)		270,000	276,401
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)		545,000	555,859
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)		275,000	281,457
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)		340,000	350,825
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)		250,000	257,725
Total Arkansas (Cost $24,737,307)			22,897,355	0.9%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (5)		130,000	135,040
0.000%, 08/01/2032 (5)		625,000	718,644
0.000%, 08/01/2035 (Callable 08/01/2029) (5)		405,000	446,109
0.000%, 08/01/2039 (Callable 08/01/2029) (5)		350,000	375,591
Alameda Corridor Transportation Authority,
5.000%, 10/01/2037 (Callable 10/01/2026)		500,000	514,355
Alisal Union School District,
4.000%, 05/01/2036 (Callable 05/01/2029)(Insured by BAM)		650,000	672,775
Antelope Valley Community College District:
0.000%, 08/01/2029		650,000	544,646
0.000%, 08/01/2031		1,000,000	780,020
Bakersfield City School District,
5.000%, 11/01/2023 (Insured by BAM)		1,030,000	1,043,936
Bay Area Toll Authority:
5.070%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)		1,375,000	1,380,599
5.070%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)		3,500,000	3,514,251
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (5)		210,000	217,198
California Community Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)(Mandatory Tender Date 10/01/2031) (1)		7,325,000	7,496,971
California Community College Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032) (3)		4,100,000	3,838,174
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)		4,417,796	4,381,740
California Infrastructure & Economic Development Bank:
4.320%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 08/01/2023)(Mandatory Tender Date 08/01/2024) (2)		360,000	355,913
4.670%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)		250,000	241,746
California Municipal Finance Authority:
5.000%, 08/01/2023 (3)		400,000	400,448
5.000%, 08/01/2024 (3)		400,000	401,447
5.000%, 10/01/2026		300,000	314,836
2.125%, 11/15/2026 (Callable 05/15/2023)		1,640,000	1,495,477
5.000%, 05/15/2031 (Insured by BAM)		470,000	528,681
5.000%, 05/15/2036 (Callable 11/15/2028)(Insured by BAM)		1,000,000	1,071,579
1.300%, 02/01/2039 (Mandatory Tender Date 02/03/2025) (1)(3)		1,500,000	1,440,158
4.000%, 05/15/2039 (Callable 05/15/2031)(Insured by BAM)		175,000	174,253
California Pollution Control Financing Authority,
5.000%, 07/01/2023 (3)		1,085,000	1,087,252
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 05/15/2023) (3)		2,800,000	2,656,753
2.375%, 11/15/2028 (Callable 05/15/2023) (3)		3,385,000	3,184,101
3.125%, 05/15/2029 (Callable 11/15/2023) (3)		2,010,000	1,852,474
California Statewide Communities Development Authority,
5.000%, 09/01/2026 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)(3)		5,150,000	5,150,000
Campbell Union School District,
5.800%, 08/01/2035 (Callable 08/01/2026) (5)		785,000	864,962
Carlsbad Unified School District,
6.125%, 08/01/2031 (5)		125,000	155,056
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (5)		110,000	114,881
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (5)		100,000	104,902
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (5)		75,000	78,629
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (5)		80,000	83,788
Citrus Community College District,
5.000%, 08/01/2037 (Pre-refunded to 02/01/2024) (5)		460,000	469,090
City & County of San Francisco CA,
4.000%, 06/15/2039 (Callable 06/15/2028)		1,080,000	1,119,140
City of Palo Alto CA,
5.000%, 11/01/2036 (Callable 11/01/2028)		1,295,000	1,437,663
City of San Mateo CA,
5.250%, 09/01/2040 (Callable 09/01/2032)(Insured by BAM)		1,250,000	1,372,843
City of Tulare CA,
2.750%, 11/15/2044 (Callable 05/01/2023)(Insured by AGM) (1)		200,000	160,116
Colton Joint Unified School District,
5.800%, 08/01/2035 (Pre-refunded to 08/01/2026)(Insured by AGM) (5)		300,000	334,255
Compton Community College District,
0.000%, 08/01/2034		450,000	304,447
Del Mar Union School District,
4.000%, 08/01/2046 (Callable 08/01/2032)		2,500,000	2,525,433
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM) (5)		130,000	161,345
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)		300,000	330,801
Dublin Financing Authority,
4.000%, 06/01/2038 (Callable 06/01/2029)		390,000	400,561
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (5)		755,000	890,856
Encinitas Union School District,
6.375%, 08/01/2031 (5)		325,000	405,587
Enterprise Elementary School District,
6.200%, 08/01/2035 (Callable 08/01/2031) (5)		155,000	193,729
Escondido Union High School District,
6.875%, 08/01/2034 (Insured by AGC) (5)		330,000	462,282
Freddie Mac Multifamily Variable Rate Certificate,
2.875%, 07/25/2036		7,439,484	6,563,700
Grossmont Union High School District,
0.000%, 08/01/2039 (Callable 02/01/2025)(Insured by AGM)		500,000	223,547
Hueneme Elementary School District,
4.000%, 08/01/2037 (Callable 08/01/2028)(Insured by AGM)		500,000	509,389
Indio Finance Authority,
5.250%, 11/01/2042 (Callable 11/01/2032)(Insured by BAM)		1,000,000	1,131,799
Jefferson Elementary School District,
4.500%, 09/01/2049 (Callable 09/01/2032)		1,520,000	1,589,996
King Union School District,
0.000%, 08/01/2028 (Insured by AMBAC)		400,000	340,241
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)		275,000	291,339
Lathrop-Manteca Fire Protection District,
4.000%, 05/01/2051 (Callable 05/01/2029)(Insured by AGM)		795,000	775,880
Long Beach Bond Finance Authority:
5.250%, 11/15/2023		90,000	90,786
5.000%, 11/15/2029		50,000	53,422
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (5)		615,000	595,123
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)		110,000	119,095
Manteca Unified School District,
0.000%, 09/01/2025 (Insured by NATL)		225,000	208,400
Mayers Memorial Hospital District:
0.000%, 08/01/2027		260,000	217,265
0.000%, 08/01/2028		290,000	232,657
Modesto High School District,
0.000%, 08/01/2024 (Insured by NATL)		3,625,000	3,488,092
Mount Diablo Unified School District,
5.750%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (5)		340,000	366,460
Mount San Antonio Community College District,
0.000%, 08/01/2043 (Callable 08/01/2035) (5)		250,000	227,996
Mountain Empire Unified School District,
6.250%, 08/01/2048 (Callable 08/01/2032)(Insured by BAM)		500,000	594,886
Napa Valley Unified School District,
4.000%, 08/01/2035 (Callable 08/01/2026)		3,000,000	3,093,219
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025		1,850,000	1,712,107
Oak Park Unified School District,
7.100%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)		110,000	139,319
Ontario Public Financing Authority,
5.000%, 11/01/2047 (Callable 11/01/2032)(Insured by AGM)		1,140,000	1,257,944
Oxnard School District,
5.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)		300,000	315,564
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (5)		385,000	433,486
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)		1,325,000	1,338,379
Perris Union High School District:
3.000%, 09/01/2036 (Callable 09/01/2029)		635,000	591,487
3.000%, 09/01/2037 (Callable 09/01/2029)		800,000	731,588
3.000%, 09/01/2038 (Callable 09/01/2029)		700,000	631,006
3.000%, 09/01/2039 (Callable 09/01/2029)		775,000	687,403
Pleasanton Unified School District:
5.000%, 06/01/2032 (Callable 06/01/2025)(Insured by AGM)		355,000	374,569
5.375%, 06/01/2047 (Callable 06/01/2025)(Insured by AGM)		600,000	622,450
5.500%, 06/01/2052 (Callable 06/01/2025)(Insured by AGM)		1,000,000	1,038,057
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (5)		180,000	211,378
0.000%, 08/01/2042 (Callable 08/01/2034) (5)		1,200,000	1,430,404
River Islands Public Financing Authority:
4.250%, 09/01/2042 (Callable 09/01/2029)(Insured by AGM)		1,000,000	1,023,476
5.000%, 09/01/2042 (Callable 09/01/2029)(Insured by AGM)		3,250,000	3,637,810
4.500%, 09/01/2047 (Callable 09/01/2029)(Insured by AGM)		1,250,000	1,292,799
Riverside County Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)		100,000	105,488
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)		575,000	504,758
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)		505,000	517,486
5.500%, 08/01/2047 (Callable 08/01/2030)(Insured by BAM)		2,000,000	2,256,907
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)		310,000	313,128
San Mateo Foster City School District,
0.000%, 08/01/2026 (5)		75,000	81,098
San Mateo Union High School District,
0.000%, 09/01/2041 (Callable 09/01/2036) (5)		5,940,000	5,691,971
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (5)		540,000	696,667
Saugus Union School District Financing Authority:
4.000%, 09/01/2032 (Callable 09/01/2027)(Insured by BAM)		600,000	648,109
4.000%, 09/01/2037 (Callable 09/01/2027)(Insured by BAM)		625,000	640,145
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)		1,155,000	1,190,619
School District of Belmont-Redwood Shores CA,
5.900%, 08/01/2031 (Pre-refunded to 08/01/2026) (5)		100,000	111,726
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (5)		440,000	451,844
0.000%, 08/01/2028 (Callable 08/01/2025) (5)		115,000	118,096
0.000%, 08/01/2030 (Callable 08/01/2025) (5)		695,000	713,709
0.000%, 08/01/2041 (Callable 08/01/2028) (5)		655,000	725,233
South Placer Wastewater Authority,
5.000%, 11/01/2034		500,000	613,380
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)		425,000	284,669
State of California,
5.000%, 08/01/2032 (Callable 08/01/2025)		880,000	929,986
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded to 08/01/2024)(Insured by BAM) (5)		200,000	205,241
Tulare Union High School District,
0.000%, 08/01/2025 (Insured by NATL)		1,745,000	1,625,313
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)		7,520,000	7,241,650
Waterford Unified School District,
4.000%, 08/01/2042 (Callable 08/01/2032)(Insured by BAM)		1,455,000	1,464,506
West Hills Community College District,
5.100%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (5)		50,000	54,138
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (5)		80,000	84,644
Woodlake Union High School District,
0.000%, 08/01/2033 (Insured by AGM)		1,880,000	1,202,805
Yorba Linda Redevelopment Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)		560,000	469,498
Total California (Cost $126,798,427)			125,510,865	4.9%

Colorado
Arkansas River Power Authority,
5.000%, 10/01/2026		610,000	630,026
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)		2,000,000	2,081,642
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)		225,000	227,932
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)		235,000	267,780
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		250,000	284,758
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)		530,000	603,057
City & County of Denver CO:
5.250%, 11/15/2027		1,000,000	1,095,786
5.500%, 11/15/2027 (Callable 11/15/2023)		1,500,000	1,516,995
5.000%, 12/01/2028		2,000,000	2,179,776
5.500%, 11/15/2029		1,905,000	2,177,833
0.000%, 08/01/2030 (Callable 08/01/2026)		500,000	383,045
0.000%, 08/01/2032 (Callable 08/01/2026)		365,000	255,291
5.500%, 11/15/2038 (Callable 11/15/2032)		1,040,000	1,191,460
City of Commerce City CO:
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)		310,000	343,139
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)		500,000	552,052
City of Fort Lupton CO:
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)		250,000	275,355
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)		350,000	384,209
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)		1,130,000	1,180,237
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2023 (ETM)		700,000	707,635
4.000%, 12/15/2025 (3)		910,000	913,530
4.000%, 04/01/2028		735,000	744,012
5.000%, 06/01/2029 (Callable 06/01/2024)		120,000	122,517
5.000%, 08/15/2030 (Callable 08/15/2024)		1,110,000	1,137,013
2.000%, 09/01/2030 (Callable 09/01/2028)(Insured by BAM)		270,000	250,128
5.000%, 06/01/2031 (Callable 06/01/2024)		40,000	40,784
4.000%, 07/01/2032		45,000	47,613
5.000%, 08/15/2034 (Callable 08/15/2024)		1,000,000	1,021,920
4.000%, 07/01/2042 (Callable 07/01/2032)		500,000	484,978
Colorado Health Facilities Authority:
5.000%, 12/01/2023		140,000	140,875
5.000%, 06/01/2027 (ETM)		750,000	828,024
5.000%, 08/01/2028		5,575,000	6,105,240
2.625%, 05/15/2029 (Callable 05/15/2023)		3,545,000	3,164,922
5.000%, 12/01/2030 (Callable 06/01/2025)		405,000	411,078
5.250%, 11/01/2035 (Callable 11/01/2032)		1,100,000	1,235,742
5.000%, 08/01/2036 (Callable 08/01/2029)		150,000	159,621
5.250%, 11/01/2036 (Callable 11/01/2032)		1,100,000	1,223,398
4.000%, 10/01/2037 (Callable 10/01/2030)		320,000	321,671
4.000%, 12/01/2042 (Callable 05/01/2023)		375,000	371,989
4.000%, 01/15/2045 (Callable 01/15/2026)		120,000	113,360
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)		2,000,000	2,066,691
3.590%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)		10,000,000	9,895,986
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)		175,000	175,469
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)		1,525,000	1,544,087
5.250%, 11/01/2052 (Callable 11/01/2031)(Insured by GNMA)		4,000,000	4,248,661
6.000%, 11/01/2052 (Callable 11/01/2031)(Insured by GNMA)		1,000,000	1,106,053
Colorado School of Mines,
3.910%, 12/01/2025 (SIFMA Municipal Swap Index + 0.870%) (2)		5,000,000	5,000,118
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		800,000	829,887
4.000%, 12/01/2038 (Callable 12/01/2030)(Insured by AGM)		1,000,000	1,022,147
4.000%, 12/01/2039 (Callable 12/01/2030)(Insured by AGM)		1,785,000	1,805,635
Denver City & County Housing Authority,
0.600%, 08/01/2024 (Insured by HUD)		400,000	386,887
Denver Health & Hospital Authority:
5.000%, 12/01/2025		400,000	416,953
5.000%, 12/01/2027		340,000	364,612
4.000%, 12/01/2040 (Callable 12/01/2029)		750,000	679,467
5.250%, 12/01/2045 (Callable 12/01/2023)		485,000	487,563
Denver Urban Renewal Authority,
5.000%, 12/01/2025 (Callable 05/01/2023)		200,000	200,245
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)		2,550,000	2,099,864
0.000%, 09/01/2031 (Insured by NATL)		3,500,000	2,672,431
3.613%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)		1,000,000	995,949
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)		2,000,000	1,958,734
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)		245,000	223,910
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)		350,000	388,340
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)		1,190,000	1,315,935
Gunnison County Crested Butte Fire Protection District:
4.000%, 12/01/2029		790,000	849,754
4.000%, 12/01/2030		820,000	886,620
4.000%, 12/01/2031		855,000	926,733
4.000%, 12/01/2032		890,000	966,841
Mizuho Floater/Residual Trust,
3.340%, 07/01/2034 (Optional Put Date 05/05/2023) (1)(3)		1,516,520	1,516,520
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)		405,000	355,868
Regional Transportation District:
5.000%, 01/15/2028		1,500,000	1,602,454
5.000%, 01/15/2031		1,715,000	1,889,665
5.000%, 11/01/2033 (Callable 11/01/2027)		500,000	553,693
5.000%, 06/01/2039 (Pre-refunded to 06/01/2023)		595,000	597,115
State of Colorado,
4.000%, 12/15/2037 (Callable 12/15/2028)		705,000	716,434
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)		790,000	731,761
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)		125,000	133,564
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)		125,000	133,499
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)		125,000	133,520
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)		135,000	144,155
3.250%, 12/15/2050 (Callable 12/15/2024)(Insured by AGM)		4,775,000	4,048,206
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)		600,000	636,428
5.000%, 12/01/2026 (Insured by BAM)		460,000	499,348
Total Colorado (Cost $93,454,064)			92,384,225	3.6%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 05/01/2023)(Insured by BAM)		550,000	550,935
City of Norwalk CT:
5.000%, 08/15/2037 (Callable 08/15/2030)		3,155,000	3,611,785
5.000%, 08/15/2038 (Callable 08/15/2030)		2,770,000	3,157,740
Connecticut Housing Finance Authority:
5.000%, 11/15/2026		395,000	426,243
5.000%, 05/15/2027		440,000	478,805
5.000%, 11/15/2027		445,000	488,903
5.000%, 05/15/2028		210,000	232,366
5.000%, 11/15/2028		225,000	250,572
5.000%, 05/15/2029		230,000	258,285
5.000%, 11/15/2029		125,000	140,782
5.000%, 11/15/2030		160,000	182,547
4.000%, 11/15/2047 (Callable 11/15/2026)		75,000	75,214
4.000%, 05/15/2049 (Callable 11/15/2028)		1,005,000	1,016,647
3.500%, 11/15/2051 (Callable 05/15/2031)		3,915,000	3,888,486
Connecticut State Health & Educational Facilities Authority:
4.000%, 07/01/2038 (Callable 07/01/2032)		1,975,000	1,890,679
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)		5,000,000	4,975,343
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Pre-refunded to 11/15/2026)		850,000	870,220
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		2,000,000	2,019,070
State of Connecticut:
4.960%, 03/01/2025 (SIFMA Municipal Swap Index + 0.990%) (2)		375,000	372,404
5.000%, 09/15/2025		1,000,000	1,061,352
5.000%, 06/15/2026		1,000,000	1,081,560
5.000%, 09/15/2027		1,100,000	1,223,233
5.000%, 10/01/2027 (Callable 10/01/2023)		685,000	692,768
5.000%, 03/15/2031 (Callable 03/15/2025)		1,000,000	1,041,119
Town of Hamden CT,
5.000%, 08/15/2032 (Insured by BAM)		1,000,000	1,147,152
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)		1,000,000	1,089,878
Total Connecticut (Cost $32,707,469)			32,224,088	1.3%

Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035 (Callable 07/01/2031)		300,000	316,149
4.000%, 07/01/2036 (Callable 07/01/2031)		330,000	342,204
Total Delaware (Cost $736,283)			658,353	0.0%

District of Columbia
District of Columbia,
4.000%, 03/01/2037 (Callable 09/01/2029)		795,000	821,751
District of Columbia Housing Finance Agency:
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)		6,000,000	5,779,068
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)		5,090,000	5,304,405
0.500%, 03/01/2027 (Callable 04/01/2024)(Mandatory Tender Date 10/01/2024)(Insured by FHA) (1)		2,675,000	2,535,984
4.000%, 09/01/2040 (Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (1)		3,250,000	3,303,743
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)		7,500,000	7,393,788
Metropolitan Washington Airports Authority:
0.000%, 10/01/2023 (Insured by AGC)		500,000	491,707
0.000%, 10/01/2029 (Insured by AGC)		110,000	89,481
5.000%, 10/01/2033 (Callable 10/01/2025)		250,000	263,066
5.000%, 10/01/2038 (Callable 10/01/2028)		330,000	353,062
6.500%, 10/01/2041 (Pre-refunded to 10/01/2026)(Insured by AGC) (5)		665,000	755,237
6.500%, 10/01/2044 (Callable 10/01/2028) (5)		2,730,000	3,094,524
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (5)		1,670,000	1,961,672
Total District of Columbia (Cost $32,643,961)			32,147,488	1.3%

Florida
Alachua County Health Facilities Authority,
5.000%, 12/01/2027 (Callable 12/01/2024)		815,000	841,020
Broward County Housing Finance Authority,
3.500%, 04/01/2041 (Callable 10/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)		3,000,000	3,015,233
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)		800,000	820,104
4.000%, 06/01/2041 (Callable 06/01/2028)		330,000	316,701
4.000%, 06/01/2056 (Callable 06/01/2028)		485,000	432,538
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)		475,000	501,957
4.000%, 12/01/2037 (Callable 12/01/2025)		1,000,000	1,007,917
4.000%, 12/01/2038 (Callable 12/01/2025)		500,000	503,587
City of Jacksonville FL:
4.000%, 11/01/2032 (Callable 11/01/2029)		375,000	389,312
3.040%, 08/01/2036 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		4,500,000	4,500,000
3.040%, 08/01/2036 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		5,300,000	5,300,000
4.000%, 11/01/2040 (Callable 11/01/2024)		65,000	63,579
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)		775,000	848,245
City of St. Petersburg FL,
5.000%, 10/01/2042 (Callable 10/01/2029)		900,000	982,189
City of Tallahassee FL:
5.000%, 12/01/2023		400,000	404,166
5.000%, 12/01/2024		1,525,000	1,564,920
5.000%, 12/01/2029 (Callable 12/01/2025)		610,000	634,587
5.000%, 12/01/2040 (Callable 06/01/2025)		1,260,000	1,273,608
Collier County Educational Facilities Authority,
6.000%, 06/01/2033 (Callable 06/01/2023)		4,000,000	4,012,890
County of Collier FL:
5.000%, 06/01/2024 (6)		255,000	257,662
5.000%, 06/01/2026 (6)		1,840,000	1,896,488
County of Miami-Dade FL:
5.000%, 10/01/2032 (Callable 10/01/2026)		335,000	356,879
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (5)		255,000	318,438
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (5)		390,000	482,280
County of Osceola FL,
5.000%, 10/01/2031 (Callable 10/01/2029)		550,000	567,830
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)		1,165,000	1,215,818
4.000%, 12/01/2037 (Callable 12/01/2030)		1,295,000	1,343,281
County of Sarasota FL,
5.000%, 10/01/2045 (Callable 10/01/2030)		2,000,000	2,181,464
County of Seminole FL,
5.000%, 10/01/2052 (Callable 10/01/2032)		2,500,000	2,669,801
Escambia County Health Facilities Authority,
5.000%, 08/15/2035 (Callable 02/15/2030)		820,000	869,380
Florida Department of Management Services,
5.000%, 11/01/2029		2,000,000	2,304,308
Florida Development Finance Corp.:
4.000%, 06/01/2025		110,000	107,070
4.000%, 06/01/2026		115,000	110,472
5.000%, 04/01/2028		400,000	435,792
5.000%, 04/01/2029		250,000	275,874
5.250%, 06/15/2034 (Callable 06/15/2032)		1,250,000	1,333,526
5.000%, 06/15/2040 (Callable 06/15/2027)		1,650,000	1,629,905
4.000%, 07/01/2051 (Callable 07/01/2031) (3)		1,900,000	1,599,489
Florida Gulf Coast University Financing Corp.,
5.000%, 08/01/2029 (Callable 02/01/2028)		600,000	653,734
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023		500,000	503,304
Florida Housing Finance Corp.:
1.000%, 02/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by FNMA) (1)		4,550,000	4,395,642
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)		595,000	580,374
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)		80,000	80,098
3.000%, 01/01/2052 (Callable 01/01/2030)(Insured by GNMA)		1,095,000	1,072,793
5.500%, 01/01/2054 (Callable 01/01/2032)(Insured by GNMA)		2,500,000	2,701,656
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)		500,000	527,445
Florida State Turnpike Authority,
4.500%, 07/01/2041 (Callable 07/01/2023)		500,000	502,184
Greater Orlando Aviation Authority,
5.000%, 10/01/2027		2,665,000	2,874,362
Highlands County Health Facilities Authority,
3.040%, 11/15/2035 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		8,915,000	8,915,000
Hillsborough County Aviation Authority:
5.000%, 10/01/2035 (Pre-refunded to 10/01/2024)		500,000	518,130
5.000%, 10/01/2044 (Callable 10/01/2024)		1,485,000	1,501,693
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)		700,000	777,092
5.000%, 10/01/2032 (Callable 10/01/2027)		700,000	774,377
Lee County Industrial Development Authority,
3.750%, 10/01/2027 (Callable 10/01/2023)		1,710,000	1,619,015
Miami-Dade County Educational Facilities Authority,
4.000%, 04/01/2037 (Callable 05/01/2023)		200,000	200,017
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)		250,000	254,859
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)		2,500,000	2,531,797
Palm Beach County Health Facilities Authority:
4.000%, 05/15/2023		150,000	149,721
5.000%, 05/15/2023		1,160,000	1,159,124
4.000%, 05/15/2024		320,000	313,353
5.000%, 11/01/2032		200,000	218,802
4.000%, 05/15/2035 (Callable 05/15/2025)		175,000	138,319
Palm Beach County Housing Authority,
5.000%, 04/01/2026 (1)(6)		2,600,000	2,681,926
Pinellas County Housing Finance Authority,
6.000%, 03/01/2054 (Callable 03/01/2032)(Insured by GNMA)		2,325,000	2,568,394
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)		515,000	566,317
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)		1,000,000	1,020,178
Sarasota County Public Hospital District,
5.500%, 07/01/2028 (Insured by NATL)		5,000,000	5,424,356
School Board of Miami-Dade County:
5.000%, 02/01/2028 (Callable 02/01/2026)		3,500,000	3,711,282
5.000%, 11/01/2030 (Callable 11/01/2024)		660,000	682,727
School District of Broward County,
5.000%, 07/01/2036 (Callable 07/01/2032)		3,000,000	3,479,334
Seminole County Industrial Development Authority:
4.000%, 06/15/2028 (3)		245,000	233,005
4.000%, 06/15/2029 (3)		260,000	244,579
4.000%, 06/15/2030 (3)		535,000	497,625
4.000%, 06/15/2036 (Callable 06/15/2031) (3)		315,000	271,320
4.000%, 06/15/2041 (Callable 06/15/2031) (3)		420,000	343,896
University Park Recreation District,
2.750%, 05/01/2023 (Insured by BAM)		270,000	269,935
Village Community Development District No. 13,
2.625%, 05/01/2024		240,000	235,643
Total Florida (Cost $103,736,937)			102,561,718	4.0%

Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024) (1)		5,025,000	4,923,134
Bartow County Development Authority:
1.800%, 09/01/2029 (Callable 11/19/2026) (1)		4,810,000	4,095,346
3.950%, 12/01/2032 (Mandatory Tender Date 03/08/2028) (1)		2,750,000	2,789,984
Burke County Development Authority:
2.200%, 10/01/2032 (Callable 11/19/2026)		1,250,000	1,017,528
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)		500,000	499,085
Carrollton Payroll Development Authority,
5.000%, 07/01/2029		1,175,000	1,332,841
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 05/01/2023)		225,000	225,352
5.000%, 01/01/2028 (Callable 05/01/2023)		1,000,000	1,001,634
City of Monroe GA:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)		500,000	514,311
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		750,000	765,283
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)		495,000	513,951
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2042 (Callable 04/01/2027)		450,000	461,616
Development Authority for Fulton County:
5.000%, 09/01/2026		575,000	618,606
5.000%, 09/01/2027		565,000	619,301
5.000%, 09/01/2028		625,000	697,881
5.000%, 09/01/2029		500,000	568,070
5.000%, 10/01/2029		1,710,000	1,931,266
5.000%, 09/01/2030		1,000,000	1,155,634
5.000%, 09/01/2031		1,000,000	1,171,602
5.000%, 09/01/2032		1,000,000	1,184,253
Development Authority of Bulloch County:
5.000%, 07/01/2030		405,000	466,774
5.000%, 07/01/2031 (Callable 07/01/2030)		420,000	482,232
5.000%, 07/01/2032 (Callable 07/01/2030)		445,000	508,856
5.000%, 07/01/2033 (Callable 07/01/2030)		465,000	529,719
4.000%, 07/01/2039 (Callable 07/01/2030)		305,000	307,738
Development Authority of Cobb County,
5.000%, 07/15/2028 (Callable 07/15/2027)		305,000	336,401
Development Authority of Monroe County,
1.500%, 01/01/2039 (Mandatory Tender Date 02/03/2025) (1)		5,240,000	4,991,953
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)		975,000	988,358
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)		485,000	523,704
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)		225,000	221,159
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023 (3)		2,055,000	2,049,977
5.000%, 05/15/2026		1,470,000	1,503,046
5.000%, 05/15/2034 (Callable 05/15/2029)		1,530,000	1,588,712
3.998%, 04/01/2048 (1 Month LIBOR USD + 0.750%)(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)		2,270,000	2,272,324
4.078%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)		3,625,000	3,632,449
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)		10,525,000	10,465,950
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)		6,515,000	6,512,774
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)		13,000,000	12,398,194
5.000%, 12/01/2052 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)		1,100,000	1,143,154
Municipal Electric Authority of Georgia,
0.000%, 01/01/2032		500,000	368,485
Private Colleges & Universities Authority:
5.000%, 06/01/2027		420,000	452,456
5.000%, 06/01/2028		495,000	541,669
5.000%, 06/01/2029		400,000	444,471
4.000%, 06/01/2034 (Callable 06/01/2031)		395,000	411,623
4.000%, 06/01/2035 (Callable 06/01/2031)		500,000	512,985
Valdosta Housing Authority,
1.250%, 02/01/2025 (Mandatory Tender Date 02/01/2024) (1)		5,285,000	5,181,522
Total Georgia (Cost $89,140,997)			84,923,363	3.3%

Hawaii
State of Hawaii:
5.250%, 08/01/2025 (Callable 08/01/2023)		2,500,000	2,514,836
5.000%, 08/01/2027 (Callable 08/01/2023)		1,000,000	1,004,184
Total Hawaii (Cost $3,519,708)			3,519,020	0.1%

Idaho
County of Nez Perce ID,
5.500%, 03/01/2042 (Callable 03/01/2032)		680,000	756,356
Idaho Housing & Finance Association,
5.000%, 08/15/2026		1,000,000	1,084,556
Total Idaho (Cost $1,838,352)			1,840,912	0.1%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)		290,000	301,042
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)		310,000	322,858
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)		325,000	338,459
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)		350,000	360,940
Bourbonnais Township Park District,
4.000%, 12/15/2023 (Insured by BAM)		100,000	100,420
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Pre-refunded to 12/01/2027)(Insured by BAM)		1,330,000	1,432,395
Channahon Park District:
4.000%, 12/15/2031 (Callable 12/15/2029)(Insured by BAM)		460,000	491,319
4.000%, 12/15/2034 (Callable 12/15/2029)(Insured by BAM)		510,000	536,551
4.000%, 12/15/2036 (Callable 12/15/2029)(Insured by BAM)		950,000	978,976
4.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)		595,000	606,159
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)		1,000,000	1,012,705
0.000%, 12/01/2025 (Insured by NATL)		2,280,000	2,076,970
0.000%, 12/01/2025 (Insured by NATL)		500,000	455,476
5.000%, 12/01/2025 (Insured by AGM)		600,000	623,877
5.000%, 12/01/2029 (Callable 12/01/2028)(Insured by AGM)		1,000,000	1,080,636
5.250%, 04/01/2033		1,000,000	1,113,454
5.250%, 04/01/2035 (Callable 04/01/2033)		1,500,000	1,649,292
7.000%, 12/01/2044 (Callable 12/01/2025)		1,375,000	1,454,050
6.500%, 12/01/2046 (Callable 12/01/2026)		1,000,000	1,054,133
Chicago Midway International Airport:
5.000%, 01/01/2024		3,240,000	3,281,525
5.000%, 01/01/2029 (Callable 01/01/2026)		2,000,000	2,077,857
Chicago O’Hare International Airport:
5.000%, 01/01/2026		3,500,000	3,649,345
5.000%, 01/01/2029 (Insured by AGM)		660,000	721,955
5.000%, 01/01/2035 (Callable 01/01/2026)		1,540,000	1,611,093
5.000%, 01/01/2036 (Callable 01/01/2032)		335,000	368,042
Chicago Park District:
5.000%, 01/01/2024		580,000	588,503
5.000%, 01/01/2027 (Callable 01/01/2024)		1,000,000	1,012,951
5.000%, 01/01/2028 (Callable 01/01/2024)		3,735,000	3,782,386
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)		6,700,000	6,773,691
City of Chicago Heights IL:
4.000%, 12/01/2028 (Insured by BAM)		200,000	213,867
4.000%, 12/01/2029 (Insured by BAM)		250,000	270,038
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by BAM)		350,000	377,730
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by BAM)		365,000	392,960
City of Chicago IL:
5.000%, 01/01/2024		250,000	252,580
4.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)		1,750,000	1,766,040
0.000%, 01/01/2027 (Insured by NATL)		195,000	170,742
5.000%, 11/01/2027 (Callable 11/01/2024)		265,000	271,439
0.000%, 01/01/2028 (Insured by NATL)		2,195,000	1,850,089
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)		625,000	670,911
5.000%, 11/01/2029 (Callable 11/01/2026)		1,810,000	1,909,935
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)		445,000	452,640
5.500%, 01/01/2030		765,000	835,856
4.000%, 11/01/2032 (Callable 11/01/2024)(Insured by BAM)		200,000	203,753
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)		375,000	403,863
5.000%, 01/01/2034 (Callable 01/01/2024)		1,000,000	1,008,500
5.000%, 11/01/2036 (Callable 11/01/2027)(Insured by AGM)		260,000	272,553
5.000%, 01/01/2039 (Callable 01/01/2024)		4,205,000	4,210,564
5.000%, 01/01/2039 (Callable 01/01/2024)(Insured by AGM)		3,220,000	3,237,567
5.000%, 01/01/2044 (Callable 01/01/2024)(Insured by BAM)		1,000,000	1,005,250
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)		250,000	253,842
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)		905,000	963,370
City of Springfield IL,
5.000%, 03/01/2029 (Callable 03/01/2025)		4,500,000	4,645,671
Clinton, Bond, Fayette, Etc. Counties Community College District No. 501,
5.000%, 12/01/2028 (Insured by AGM)		500,000	562,822
Community Unit School District No. 427,
0.000%, 01/01/2026 (Insured by AGM)		1,340,000	1,222,484
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023		200,000	195,902
Cook County Community High School District No. 217,
4.500%, 12/01/2039 (Callable 12/01/2031)		1,495,000	1,566,104
Cook County School District No. 111,
4.000%, 12/01/2025 (Insured by AGM)		1,000,000	1,034,981
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)		1,210,000	1,283,143
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)		1,000,000	1,061,508
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)		430,000	467,675
6.000%, 12/15/2027 (Insured by BAM)		1,150,000	1,324,059
Cook County School District No. 83,
5.625%, 06/01/2033		815,000	971,707
Cook County School District No. 99:
4.000%, 12/01/2028 (Insured by BAM)		1,170,000	1,253,664
4.000%, 12/01/2029 (Insured by BAM)		2,425,000	2,622,446
4.000%, 12/01/2030 (Insured by BAM)		250,000	272,127
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2030)		1,500,000	1,704,888
4.000%, 11/15/2038 (Callable 11/15/2027)		1,675,000	1,684,013
5.000%, 11/15/2041 (Callable 11/15/2032)		1,890,000	2,045,469
County of Sangamon IL:
3.000%, 12/15/2038 (Callable 12/15/2029)(Insured by BAM)		825,000	715,357
3.000%, 12/15/2039 (Callable 12/15/2029)(Insured by BAM)		700,000	588,269
3.000%, 12/15/2041 (Callable 12/15/2029)(Insured by BAM)		600,000	483,820
Crawford Hospital District,
4.000%, 01/01/2031 (Callable 01/01/2029)(Insured by AGM)		345,000	360,784
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)		315,000	327,000
DuPage County School District No. 60,
4.000%, 12/30/2036 (Callable 12/30/2027)		1,000,000	1,019,462
Exceptional Children Have Opportunities:
4.000%, 12/01/2034 (Callable 12/01/2029)		765,000	807,339
4.000%, 12/01/2035 (Callable 12/01/2029)		645,000	674,830
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)		600,000	651,105
Hampshire Special Service Area No. 13:
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)		165,000	163,744
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)		175,000	172,949
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)		185,000	182,546
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)		195,000	190,078
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)		205,000	196,833
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)		100,000	94,541
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)		270,000	284,142
Hoffman Estates Park District,
5.000%, 12/01/2040 (Callable 12/01/2030)(Insured by BAM)		5,000,000	5,451,879
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)		500,000	551,372
Illinois Development Finance Authority:
0.000%, 07/15/2025 (ETM)		2,000,000	1,865,902
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)		1,125,000	1,109,767
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 05/01/2023)		1,065,000	1,071,844
Illinois Finance Authority:
5.000%, 10/01/2023		105,000	105,287
5.000%, 11/01/2024		1,100,000	1,119,465
5.000%, 05/15/2029 (Callable 05/15/2026)		375,000	395,673
5.000%, 10/01/2030 (Callable 10/01/2026)		140,000	149,692
5.000%, 02/15/2031 (Callable 08/15/2027)		500,000	511,568
5.000%, 11/15/2031 (Callable 11/15/2025)		1,000,000	1,042,992
4.000%, 12/15/2032 (Callable 12/15/2029)		625,000	664,110
4.500%, 08/01/2033 (3)		1,275,000	1,257,328
4.000%, 05/15/2034 (Callable 05/15/2026)		300,000	304,210
4.609%, 11/01/2034 (SOFR + 1.200%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)		7,890,000	7,873,847
5.000%, 02/15/2036 (Callable 02/15/2027)		1,405,000	1,498,938
5.250%, 08/01/2038 (Callable 08/01/2033) (3)		1,295,000	1,273,498
5.000%, 11/15/2039 (Callable 05/15/2025)		5,600,000	5,684,257
4.000%, 12/01/2040 (Callable 12/01/2027)		270,000	270,425
4.000%, 09/01/2041 (Callable 09/01/2026)		240,000	230,539
5.000%, 10/01/2041 (Callable 10/01/2026)		1,400,000	1,448,787
4.000%, 12/01/2042 (Callable 12/01/2027)		275,000	275,703
6.000%, 07/01/2043 (Callable 07/01/2023)		1,000,000	1,006,448
5.500%, 08/01/2043 (Callable 08/01/2033) (3)		550,000	542,671
Illinois Housing Development Authority:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by HUD) (1)		3,535,000	3,507,456
4.000%, 09/01/2025 (Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)		1,000,000	1,008,342
3.100%, 02/01/2035 (Callable 02/01/2026)		580,000	555,031
4.000%, 03/01/2043 (Callable 08/01/2024)(Mandatory Tender Date 12/01/2024) (1)		2,800,000	2,816,019
2.450%, 06/01/2043 (Callable 05/01/2023)(Insured by GNMA)		308,490	256,847
4.000%, 07/01/2043 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025)(Insured by HUD) (1)		2,500,000	2,526,892
4.000%, 10/01/2048 (Callable 04/01/2027)(Insured by GNMA)		4,400,000	4,413,454
2.830%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)		425,000	424,907
6.250%, 10/01/2052 (Callable 04/01/2032)(Insured by GNMA)		7,245,000	8,091,061
Illinois Sports Facilities Authority:
5.000%, 06/15/2028		1,900,000	1,963,454
5.000%, 06/15/2029		1,750,000	1,812,508
5.000%, 06/15/2029 (Insured by BAM)		2,500,000	2,692,870
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)		1,280,000	1,378,036
5.000%, 06/15/2032 (Callable 06/15/2031)		480,000	490,233
Illinois State Toll Highway Authority:
5.000%, 12/01/2032 (Callable 01/01/2026)		645,000	679,881
5.000%, 01/01/2036 (Callable 01/01/2025)		2,100,000	2,162,715
5.000%, 01/01/2038 (Callable 01/01/2025)		2,750,000	2,817,251
5.000%, 01/01/2045 (Callable 01/01/2031)		1,895,000	2,037,351
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)		500,000	552,271
Jo Daviess County Community Unit School District No. 119:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		345,000	364,200
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		280,000	295,582
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		380,000	391,998
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		310,000	321,244
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)		285,000	290,398
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by AGM)		230,000	235,302
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)		250,000	253,132
4.000%, 02/01/2033 (Callable 05/01/2023)(Insured by AGM)		315,000	315,277
Kane & DeKalb Counties Community Unit School District No. 301:
0.000%, 12/01/2023 (Insured by NATL)		1,835,000	1,793,212
5.000%, 01/01/2031 (Callable 01/01/2027)		565,000	612,971
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)		480,000	490,099
Kendall Kane & Will Counties Community Unit School District No. 308:
5.000%, 02/01/2028 (Insured by BAM)		3,060,000	3,382,632
4.750%, 10/01/2031 (Callable 10/01/2023)		1,000,000	1,005,985
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by BAM)		855,000	894,207
4.000%, 01/01/2036 (Callable 01/01/2028)(Insured by BAM)		920,000	947,601
Lake County Community Unit School District No. 187,
4.000%, 01/01/2035 (Callable 01/01/2027)(Insured by BAM)		1,190,000	1,223,053
Lake County Consolidated High School District No. 120:
5.500%, 12/01/2037 (Callable 12/01/2032)		750,000	860,629
5.500%, 12/01/2038 (Callable 12/01/2032)		840,000	952,567
5.500%, 12/01/2040 (Callable 12/01/2032)		1,510,000	1,694,197
5.500%, 12/01/2041 (Callable 12/01/2032)		890,000	997,382
Lake County School District No. 33:
0.000%, 12/01/2026 (Insured by XLCA)		525,000	463,483
0.000%, 12/01/2028 (Insured by XLCA)		335,000	275,478
Lake County Township High School District No. 113,
4.000%, 01/01/2032 (Callable 01/01/2029)		4,130,000	4,354,661
Macon & De Witt Counties Community Unit School District No. 2:
4.000%, 12/01/2036 (Callable 12/01/2030)(Insured by AGM)		835,000	867,830
4.000%, 12/01/2037 (Callable 12/01/2030)(Insured by AGM)		400,000	411,430
4.000%, 12/01/2044 (Callable 12/01/2030)(Insured by AGM)		2,650,000	2,641,226
Macon County School District No. 61:
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by AGM)		150,000	157,080
4.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		200,000	204,607
5.000%, 12/01/2037 (Callable 12/01/2028)(Insured by AGM)		1,500,000	1,604,864
4.000%, 01/01/2045 (Callable 01/01/2027)(Insured by AGM)		3,000,000	2,954,324
Madison & Jersey Counties Unit School District No. 11,
5.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)		1,185,000	1,287,486
Madison County Community Unit School District No. 8:
4.000%, 12/01/2035 (Callable 12/01/2028)(Insured by BAM)		1,000,000	1,034,671
4.000%, 12/01/2039 (Callable 12/01/2028)(Insured by BAM)		1,000,000	1,002,559
Madison, Bond, Etc. Counties Community Unit School District No. 5:
5.500%, 02/01/2036 (Callable 02/01/2030)(Insured by AGM)		975,000	1,115,862
5.500%, 02/01/2037 (Callable 02/01/2030)(Insured by AGM)		380,000	430,448
5.500%, 02/01/2041 (Callable 02/01/2030)(Insured by AGM)		1,720,000	1,909,271
5.500%, 02/01/2042 (Callable 02/01/2030)(Insured by AGM)		550,000	609,222
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)		55,000	55,531
0.000%, 06/15/2029 (Insured by NATL)		1,400,000	1,117,567
0.000%, 12/15/2034 (Insured by NATL)		9,555,000	5,991,582
Northern Illinois University:
5.000%, 04/01/2025 (Insured by BAM)		1,250,000	1,294,870
5.000%, 10/01/2029 (Insured by BAM)		300,000	330,397
4.000%, 10/01/2033 (Callable 04/01/2031)(Insured by BAM)		1,000,000	1,030,135
4.000%, 10/01/2034 (Callable 04/01/2031)(Insured by BAM)		1,435,000	1,469,055
4.000%, 10/01/2035 (Callable 04/01/2031)(Insured by BAM)		1,000,000	1,011,247
4.000%, 10/01/2038 (Callable 04/01/2031)(Insured by BAM)		1,000,000	972,215
4.000%, 10/01/2039 (Callable 04/01/2031)(Insured by BAM)		1,700,000	1,637,080
4.000%, 10/01/2040 (Callable 04/01/2031)(Insured by BAM)		400,000	377,108
4.000%, 10/01/2041 (Callable 04/01/2031)(Insured by BAM)		425,000	398,426
4.000%, 10/01/2043 (Callable 04/01/2031)(Insured by BAM)		625,000	582,154
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2023 (Insured by BAM)		415,000	420,273
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)		330,000	350,581
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)		5,000,000	5,797,391
Richland County Community Unit School District No. 1,
5.000%, 12/01/2030 (Pre-refunded to 12/01/2024)(Insured by AGM)		155,000	161,017
Rock Island County School District No. 41:
5.500%, 12/01/2038 (Callable 12/01/2031)(Insured by AGM)		1,405,000	1,609,133
5.500%, 12/01/2039 (Callable 12/01/2031)(Insured by AGM)		1,645,000	1,873,552
5.500%, 12/01/2040 (Callable 12/01/2031)(Insured by AGM)		1,665,000	1,885,665
Sangamon & Christian Counties Community Unit School District No. 3A,
5.500%, 02/01/2040 (Callable 02/01/2032)(Insured by BAM)		500,000	562,535
Sangamon & Morgan Counties Community Unit School District No. 16,
5.500%, 12/01/2042 (Callable 12/01/2030)(Insured by AGM)		895,000	990,883
Sangamon County School District No. 186,
4.000%, 02/01/2035 (Callable 02/01/2032)(Insured by AGM)		1,500,000	1,593,074
Southwestern Illinois Development Authority,
0.000%, 12/01/2023 (Insured by AGM)		100,000	97,811
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (ETM)(Insured by AGM)		70,000	75,159
St. Clair County High School District No. 201:
4.000%, 02/01/2029 (Callable 02/01/2028)(Insured by BAM)		1,375,000	1,458,346
4.000%, 02/01/2030 (Callable 02/01/2028)(Insured by BAM)		1,335,000	1,414,038
4.000%, 02/01/2031 (Callable 02/01/2028)(Insured by BAM)		1,475,000	1,557,550
State of Illinois:
5.000%, 06/15/2023		1,770,000	1,775,828
5.000%, 04/01/2024 (Callable 05/01/2023)		3,350,000	3,353,864
5.000%, 05/01/2024		285,000	290,875
5.000%, 03/01/2025		7,000,000	7,253,636
5.000%, 10/01/2025		5,000,000	5,240,479
5.000%, 11/01/2026		3,000,000	3,207,323
5.000%, 01/01/2029 (Callable 01/01/2026)		1,005,000	1,054,383
5.500%, 07/01/2033 (Callable 07/01/2023)		410,000	411,730
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)		2,500,000	2,515,456
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)		1,060,000	1,297,889
Town of Cicero IL:
4.000%, 01/01/2028 (Insured by BAM)		1,265,000	1,312,085
4.000%, 01/01/2029 (Insured by BAM)		815,000	844,736
University of Illinois,
5.000%, 04/01/2044 (Callable 04/01/2024)		685,000	686,707
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023		770,000	777,316
5.000%, 12/01/2024		585,000	598,886
4.000%, 01/01/2031 (Callable 01/01/2027) (3)		245,000	231,980
5.000%, 01/01/2045 (Callable 01/01/2027) (3)		615,000	568,885
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)		450,000	450,605
Village of Buffalo Grove IL,
4.000%, 12/30/2042 (Callable 12/30/2032)		1,170,000	1,191,773
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)		750,000	762,283
Village of Crestwood IL,
5.000%, 12/15/2031 (Callable 12/15/2023)(Insured by BAM)		605,000	611,876
Village of Franklin Park IL,
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)		450,000	460,160
Village of Hillside IL,
5.000%, 01/01/2030 (Callable 01/01/2027)		2,690,000	2,678,998
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM)		300,000	318,106
4.000%, 12/01/2030 (Insured by BAM)		300,000	322,677
Village of McCook IL,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)		1,865,000	1,982,642
Village of Minooka IL,
2.540%, 12/01/2034 (Callable 12/01/2029)(Insured by AGM)		220,000	192,003
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)		135,000	139,597
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)		205,000	211,993
4.000%, 12/15/2035 (Callable 12/15/2030)(Insured by BAM)		250,000	262,077
4.000%, 12/15/2038 (Callable 12/15/2030)(Insured by BAM)		795,000	815,288
Village of Romeoville IL:
5.000%, 10/01/2035 (Callable 04/01/2025)		1,445,000	1,459,290
5.000%, 10/01/2042 (Callable 04/01/2025)		100,000	99,638
Village of Rosemont IL,
5.000%, 12/01/2046 (Callable 12/01/2026)(Insured by AGM)		130,000	137,341
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 05/01/2023)(Insured by BAM)		230,000	230,388
4.750%, 02/01/2031 (Callable 05/01/2023)(Insured by BAM)		310,000	310,517
4.750%, 02/01/2032 (Callable 05/01/2023)(Insured by BAM)		275,000	275,402
4.750%, 02/01/2033 (Callable 05/01/2023)(Insured by BAM)		190,000	190,273
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)		300,000	332,761
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)		225,000	247,845
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)		150,000	150,717
Whiteside & Lee Counties Community Unit School District No. 5:
4.000%, 12/01/2028 (Insured by AGM)		535,000	572,094
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)		630,000	678,657
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)		500,000	536,736
4.000%, 12/01/2033 (Callable 12/01/2029)(Insured by AGM)		685,000	730,507
Will County Community High School District No. 210:
0.000%, 01/01/2026 (Insured by AGM)		265,000	242,152
0.000%, 01/01/2027 (Insured by BAM)		1,120,000	991,190
0.000%, 01/01/2027 (Insured by AGM)		115,000	101,774
0.000%, 01/01/2028 (Insured by BAM)		1,140,000	975,304
0.000%, 01/01/2028 (Insured by AGM)		180,000	153,995
0.000%, 01/01/2028		60,000	50,855
0.000%, 01/01/2029		145,000	118,430
0.000%, 01/01/2032		110,000	79,482
0.000%, 01/01/2033 (Insured by BAM)		825,000	580,887
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)		410,000	423,828
Will County Community Unit School District No. 201-U:
4.000%, 01/01/2033 (Callable 01/01/2028)(Insured by AGM)		745,000	785,670
4.000%, 01/01/2034 (Callable 01/01/2028)(Insured by AGM)		785,000	824,548
4.000%, 01/01/2035 (Callable 01/01/2028)(Insured by AGM)		480,000	502,136
Winnebago & Boone Counties Community High School District No. 207,
4.000%, 02/01/2036 (Callable 02/01/2027)(Insured by BAM)		1,000,000	1,021,975
Total Illinois (Cost $298,331,452)			296,962,465	11.7%

Indiana
Ball State University,
5.000%, 07/01/2035 (Callable 07/01/2028)		500,000	547,121
Bloomington Redevelopment District:
5.000%, 02/01/2025		325,000	337,658
5.000%, 08/01/2025		335,000	352,059
5.250%, 08/01/2036 (Callable 08/01/2029)		3,450,000	3,810,967
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)		325,000	364,016
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender Date 11/01/2023)(Insured by HUD) (1)		5,000,000	4,997,637
City of Rockport IN,
3.125%, 07/01/2025		2,750,000	2,715,223
Elkhart County Building Corp.:
4.000%, 06/01/2027 (Insured by BAM)		1,870,000	1,969,735
4.000%, 12/01/2027 (Insured by BAM)		1,900,000	2,013,254
Evansville Waterworks District:
5.000%, 07/01/2042 (Callable 01/01/2032)(Insured by BAM)		900,000	998,051
5.000%, 07/01/2047 (Callable 01/01/2032)(Insured by BAM)		2,150,000	2,339,220
4.250%, 01/01/2049 (Callable 01/01/2032)(Insured by BAM)		750,000	756,272
Fishers Town Hall Building Corp.:
5.500%, 07/15/2038 (Callable 07/15/2032)		1,000,000	1,170,524
5.500%, 01/15/2042 (Callable 07/15/2032)		970,000	1,115,131
Greater Clark Building Corp.:
6.000%, 07/15/2034 (Callable 07/15/2032)(Insured by ST AID)		1,120,000	1,401,773
6.000%, 01/15/2042 (Callable 07/15/2032)(Insured by ST AID)		1,000,000	1,214,330
Hammond Local Public Improvement Bond Bank:
4.500%, 07/15/2037 (Callable 07/15/2030)		455,000	448,702
5.000%, 01/15/2043 (Callable 07/15/2030)		2,165,000	2,189,682
Hammond Multi-School Building Corp.:
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)		625,000	634,811
5.000%, 07/15/2034 (Callable 01/15/2028)(Insured by ST AID)		2,000,000	2,174,090
5.000%, 07/15/2038 (Callable 01/15/2028)(Insured by ST AID)		3,105,000	3,264,010
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)		610,000	657,665
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)		315,000	348,832
Indiana Finance Authority:
5.000%, 10/01/2023		180,000	181,058
5.000%, 07/01/2027		1,445,000	1,538,104
5.000%, 09/01/2027		1,595,000	1,653,358
5.000%, 10/01/2027		245,000	258,876
5.000%, 07/01/2028		1,515,000	1,630,892
5.000%, 09/01/2028		1,675,000	1,742,481
5.000%, 10/01/2028 (Callable 10/01/2027)		1,000,000	1,056,356
5.000%, 10/01/2029		220,000	236,295
5.250%, 02/01/2030 (Callable 08/01/2025)		525,000	552,487
2.500%, 11/01/2030		2,825,000	2,529,495
4.250%, 11/01/2030		3,000,000	3,024,787
5.000%, 10/01/2031		250,000	272,049
5.000%, 10/01/2033 (Callable 10/01/2031)		170,000	183,620
4.000%, 05/01/2035 (Pre-refunded to 05/01/2023)		290,000	290,305
7.000%, 11/15/2043 (Callable 11/15/2023)		2,750,000	2,807,129
4.000%, 10/01/2052 (Callable 04/01/2032)		2,500,000	2,381,515
Indiana Housing & Community Development Authority:
2.000%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)		3,250,000	3,209,754
5.000%, 07/01/2053 (Callable 01/01/2032)(Insured by GNMA)		2,080,000	2,202,808
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)		1,000,000	1,032,915
Indianapolis Board of School Commissioners:
5.000%, 01/15/2024 (Insured by ST AID)		325,000	330,646
5.000%, 01/15/2025 (Insured by ST AID)		515,000	535,359
5.000%, 01/15/2026 (Insured by ST AID)		875,000	931,202
Indianapolis Local Public Improvement Bond Bank:
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)		500,000	521,830
5.000%, 02/01/2049 (Callable 02/01/2029)		1,000,000	1,048,807
5.000%, 02/01/2054 (Callable 02/01/2029)		1,885,000	1,970,806
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)		925,000	960,257
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)		1,000,000	1,134,541
Mount Vernon of Hancock County Multi-School Building Corp.:
5.500%, 07/15/2032 (Callable 07/15/2031)(Insured by ST AID)		700,000	841,772
5.500%, 07/15/2034 (Callable 07/15/2031)(Insured by ST AID)		200,000	238,523
5.500%, 07/15/2035 (Callable 07/15/2031)(Insured by ST AID)		400,000	472,949
5.500%, 07/15/2036 (Callable 07/15/2031)(Insured by ST AID)		750,000	878,056
5.500%, 07/15/2038 (Callable 07/15/2031)(Insured by ST AID)		840,000	969,178
5.500%, 07/15/2039 (Callable 07/15/2031)(Insured by ST AID)		1,655,000	1,899,275
5.500%, 07/15/2040 (Callable 07/15/2031)(Insured by ST AID)		750,000	856,020
5.500%, 01/15/2042 (Callable 07/15/2031)(Insured by ST AID)		1,000,000	1,135,763
Plainfield Redevelopment Authority:
3.000%, 08/01/2024 (Insured by ST AID)		360,000	358,803
5.000%, 02/01/2027 (Insured by ST AID)		500,000	533,654
South Montgomery Community School Corp.:
5.000%, 01/15/2024 (Insured by ST AID)		475,000	480,671
5.000%, 07/15/2024 (Insured by ST AID)		585,000	596,310
5.000%, 01/15/2025 (Insured by ST AID)		300,000	307,957
5.000%, 07/15/2025 (Insured by ST AID)		335,000	346,426
5.000%, 01/15/2026 (Insured by ST AID)		250,000	260,248
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)		360,000	287,534
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)		345,000	353,639
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)		250,000	265,781
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)		300,000	318,854
Westfield-Washington Multi-School Building Corp.:
5.500%, 07/15/2040 (Callable 07/15/2031)(Insured by ST AID)		745,000	835,526
5.500%, 01/15/2043 (Callable 07/15/2031)(Insured by ST AID)		565,000	630,473
Wheeler-Union Township School Building Corp.,
5.000%, 01/15/2042 (Callable 07/15/2030)(Insured by ST AID)		1,225,000	1,333,151
Total Indiana (Cost $85,027,051)			84,239,058	3.3%

Iowa
City of Ames IA,
4.000%, 06/15/2035 (Callable 06/15/2026)		1,510,000	1,533,749
City of Coralville IA:
4.000%, 05/01/2023		280,000	279,922
4.000%, 06/01/2023		135,000	134,924
4.000%, 05/01/2024		560,000	556,842
3.000%, 06/01/2024		290,000	284,710
4.000%, 05/01/2030 (Callable 05/01/2029)		1,000,000	1,016,829
3.000%, 05/01/2033 (Callable 05/01/2029)		1,000,000	913,216
College Community School District,
4.000%, 06/01/2033 (Callable 06/01/2030)(Insured by BAM) (6)		1,820,000	1,920,578
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)		645,000	710,198
Iowa Finance Authority:
4.000%, 05/15/2023		200,000	199,628
4.000%, 05/15/2024		250,000	244,807
5.000%, 01/01/2028 (Insured by GNMA)		930,000	1,026,398
7.500%, 01/01/2032 (Callable 01/01/2030) (3)		2,500,000	2,387,343
3.500%, 01/01/2047 (Callable 07/01/2026)(Insured by GNMA)		1,000,000	994,941
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)		1,400,000	1,416,966
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029		870,000	865,324
5.000%, 10/01/2029		1,160,000	1,265,481
3.000%, 04/01/2030		650,000	644,788
3.000%, 04/01/2031		525,000	517,644
5.000%, 10/01/2034 (Callable 10/01/2030)		300,000	323,384
5.000%, 10/01/2035 (Callable 10/01/2030)		360,000	384,903
5.000%, 10/01/2036 (Callable 10/01/2030)		365,000	387,021
4.750%, 10/01/2042 (Callable 10/01/2030)		750,000	758,985
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)		3,750,000	3,825,118
Southern Iowa Rural Water Association,
3.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)		1,030,000	1,025,431
Total Iowa (Cost $24,221,554)			23,619,130	0.9%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)		200,000	200,031
City of Goddard KS,
3.500%, 06/01/2034 (Callable 04/21/2023)		1,420,000	1,247,251
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)		1,325,000	1,327,353
City of Wamego KS,
4.000%, 03/01/2027 (Callable 03/01/2024) (6)		1,540,000	1,551,394
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)		1,540,000	1,547,700
County of Pottawatomie KS,
2.750%, 10/01/2023 (Callable 06/01/2023)		7,800,000	7,787,057
Johnson County Unified School District No. 512,
4.000%, 10/01/2043 (Callable 10/01/2033)		3,685,000	3,706,572
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)		700,000	705,059
4.000%, 12/01/2040 (Callable 12/01/2029)		1,095,000	1,092,259
Wabaunsee County Unified School District No. 330:
5.500%, 09/01/2042 (Callable 09/01/2031)(Insured by BAM)		750,000	851,441
5.500%, 09/01/2047 (Callable 09/01/2031)(Insured by BAM)		750,000	841,223
Total Kansas (Cost $21,229,140)			20,857,340	0.8%

Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)		3,000,000	2,990,501
County of Leslie KY,
4.000%, 02/01/2052 (Callable 02/01/2030)		1,485,000	1,384,342
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)		520,000	478,264
0.000%, 10/01/2026 (Insured by NATL)		665,000	592,502
0.000%, 10/01/2027 (Insured by NATL)		735,000	633,048
0.000%, 10/01/2028 (Insured by NATL)		990,000	824,055
5.000%, 07/01/2033 (Callable 07/01/2025)		1,295,000	1,316,272
Kentucky Housing Corp.,
5.850%, 04/01/2048 (1)		1,617,793	1,617,793
Kentucky Public Energy Authority:
4.000%, 08/01/2027		550,000	545,554
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)		1,395,000	1,394,236
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)		1,715,000	1,710,529
Kentucky Public Transportation Infrastructure Authority,
6.000%, 07/01/2053 (Pre-refunded to 07/01/2023)		1,500,000	1,510,003
Kentucky State University:
5.000%, 11/01/2031 (Insured by BAM)		365,000	431,994
4.000%, 11/01/2033 (Callable 11/01/2031)(Insured by BAM)		260,000	280,889
4.000%, 11/01/2035 (Callable 11/01/2031)(Insured by BAM)		270,000	284,133
4.000%, 11/01/2038 (Callable 11/01/2031)(Insured by BAM)		325,000	328,292
4.000%, 11/01/2041 (Callable 11/01/2031)(Insured by BAM)		250,000	247,282
4.000%, 11/01/2051 (Callable 11/01/2031)(Insured by BAM)		525,000	492,271
4.000%, 11/01/2056 (Callable 11/01/2031)(Insured by BAM)		500,000	463,672
Louisville & Jefferson County Metropolitan Government,
5.750%, 10/01/2038 (Callable 10/01/2023)		11,770,000	11,897,887
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)		1,000,000	1,062,982
Paducah Independent School District Finance Corp.,
3.500%, 09/01/2033 (Callable 09/01/2026)(Insured by ST AID)		300,000	302,274
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 05/01/2023)		1,400,000	1,388,316
Total Kentucky (Cost $33,035,240)			32,177,091	1.3%

Louisiana
City of Pineville LA:
4.000%, 05/01/2027 (Insured by BAM)		240,000	253,424
4.000%, 05/01/2032 (Insured by BAM)		290,000	316,412
4.000%, 05/01/2034 (Callable 05/01/2032)(Insured by BAM)		400,000	425,614
4.000%, 05/01/2037 (Callable 05/01/2032)(Insured by BAM)		325,000	333,231
4.000%, 05/01/2047 (Callable 05/01/2032)(Insured by BAM)		1,000,000	984,650
4.000%, 05/01/2051 (Callable 05/01/2032)(Insured by BAM)		1,550,000	1,505,202
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)		350,000	352,349
4.000%, 12/01/2034 (Callable 12/01/2028)(Insured by BAM)		1,225,000	1,243,314
Louisiana Housing Corp.:
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		3,274,000	3,272,941
4.500%, 12/01/2047 (Callable 12/01/2027)		110,000	111,528
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)		200,000	202,260
5.000%, 10/01/2024 (Insured by BAM)		100,000	103,299
Louisiana Public Facilities Authority:
0.000%, 10/01/2024 (5)		125,000	122,552
0.000%, 10/01/2031 (5)		2,105,000	2,243,343
0.000%, 10/01/2033 (5)		2,000,000	2,139,759
5.000%, 07/01/2051 (Callable 07/01/2026)		2,500,000	2,515,108
Louisiana Stadium & Exposition District,
5.000%, 07/01/2028 (Callable 07/01/2023)		1,000,000	1,002,463
Louisiana State University & Agricultural & Mechanical College:
5.000%, 07/01/2028 (Callable 07/01/2026)		4,200,000	4,463,965
5.000%, 07/01/2030 (Callable 07/01/2026)(Insured by BAM)		380,000	406,096
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)		660,000	655,216
Parish of St. John the Baptist LA:
5.000%, 03/01/2031 (Callable 03/01/2029)		385,000	431,400
5.000%, 03/01/2032 (Callable 03/01/2029)		500,000	558,756
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025 (Mandatory Tender Date 03/15/2024) (1)		5,000,000	5,017,477
St. Tammany Parish Hospital Service District No. 1:
5.000%, 07/01/2036 (Callable 07/01/2028)		1,745,000	1,823,621
5.000%, 07/01/2038 (Callable 07/01/2028)		855,000	884,120
Tangipahoa Parish School Board,
4.000%, 03/01/2041 (Callable 03/01/2031)(Insured by AGM)		500,000	500,295
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)		715,000	492,838
Total Louisiana (Cost $32,595,483)			32,361,233	1.3%

Maine
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)		1,090,000	1,141,853
Maine Health & Higher Educational Facilities Authority:
4.000%, 07/01/2037 (Callable 07/01/2029)(Insured by ST AID)		230,000	232,398
5.000%, 07/01/2038 (Callable 07/01/2030)(Insured by ST AID)		1,530,000	1,632,558
5.000%, 07/01/2046 (Callable 07/01/2026)		250,000	232,501
Maine State Housing Authority:
3.625%, 11/15/2039 (Callable 11/15/2024)		2,255,000	2,162,017
3.500%, 11/15/2045 (Callable 05/15/2025)		40,000	39,904
4.000%, 11/15/2045 (Callable 11/15/2025)		90,000	90,100
3.500%, 11/15/2046 (Callable 11/15/2025)		5,000	4,991
3.500%, 11/15/2047 (Callable 11/15/2026)		350,000	348,289
4.000%, 11/15/2049 (Callable 05/15/2028)		280,000	281,068
4.000%, 11/15/2050 (Callable 05/15/2029)		755,000	760,482
5.000%, 11/15/2052 (Callable 11/15/2031)		3,965,000	4,188,392
5.000%, 11/15/2052 (Callable 11/15/2031)		1,515,000	1,602,609
Total Maine (Cost $13,052,860)			12,717,162	0.5%

Maryland
County of Baltimore MD:
4.000%, 09/01/2032 (Callable 09/01/2031)		350,000	378,202
4.000%, 09/01/2033 (Callable 09/01/2031)		230,000	244,194
4.000%, 09/01/2036 (Callable 09/01/2031)		135,000	139,306
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)		5,970,000	5,888,348
4.050%, 10/01/2024		4,000,000	4,018,503
4.600%, 12/01/2024		10,000,000	10,043,651
3.850%, 03/01/2025		5,000,000	4,969,921
4.700%, 03/01/2046 (Callable 03/01/2031)(Insured by GNMA)		2,250,000	2,276,824
3.500%, 03/01/2050 (Callable 03/01/2029)		815,000	810,279
5.000%, 09/01/2052 (Callable 03/01/2031)(Insured by GNMA)		7,900,000	8,337,169
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2028		300,000	319,112
4.000%, 01/01/2029		980,000	1,001,326
5.000%, 01/01/2029		290,000	311,240
5.000%, 01/01/2030		185,000	199,894
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)		780,000	835,585
Maryland Stadium Authority,
5.000%, 06/01/2026		750,000	804,487
Total Maryland (Cost $40,872,696)			40,578,041	1.6%

Massachusetts
Commonwealth of Massachusetts:
4.000%, 04/01/2042 (Callable 04/01/2025)		30,000	30,035
5.000%, 06/01/2044 (Mandatory Tender Date 06/01/2023) (1)		1,940,000	1,947,550
Massachusetts Clean Water Trust,
5.000%, 08/01/2038 (Callable 08/01/2029)		630,000	703,744
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)		575,000	602,605
5.000%, 01/01/2031 (Callable 01/01/2027)		475,000	494,970
Massachusetts Housing Finance Agency:
3.300%, 12/01/2026 (Callable 06/01/2025)(Insured by FHA)		1,000,000	1,005,034
3.350%, 06/01/2027 (Callable 12/01/2025)(Insured by FHA)		2,600,000	2,615,199
4.000%, 12/01/2028 (Callable 06/01/2023)		1,000,000	1,001,515
3.500%, 06/01/2042 (Callable 06/01/2025)		1,005,000	1,000,927
4.500%, 12/01/2048 (Callable 12/01/2027)		1,175,000	1,190,869
4.000%, 06/01/2049 (Callable 12/01/2028)		645,000	648,477
5.000%, 06/01/2050 (Callable 06/01/2032)(Insured by GNMA)		1,860,000	1,962,995
Total Massachusetts (Cost $13,364,066)			13,203,920	0.5%

Michigan
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)		25,000	25,232
Clarkston Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)		500,000	550,016
Clio Area School District:
4.000%, 05/01/2038 (Callable 05/01/2032)(Insured by Q-SBLF)		635,000	665,202
4.000%, 05/01/2040 (Callable 05/01/2032)(Insured by Q-SBLF)		885,000	915,190
4.000%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)		895,000	924,434
4.000%, 05/01/2042 (Callable 05/01/2032)(Insured by Q-SBLF)		885,000	901,227
4.000%, 05/01/2043 (Callable 05/01/2032)(Insured by Q-SBLF)		900,000	916,364
4.000%, 05/01/2044 (Callable 05/01/2032)(Insured by Q-SBLF)		800,000	811,904
Coopersville Area Public Schools:
4.000%, 05/01/2039 (Callable 05/01/2032)(Insured by Q-SBLF)		300,000	305,069
4.500%, 05/01/2041 (Callable 05/01/2032)(Insured by Q-SBLF)		310,000	322,216
4.500%, 05/01/2043 (Callable 05/01/2032)(Insured by Q-SBLF)		300,000	310,288
4.000%, 05/01/2045 (Callable 05/01/2032)(Insured by Q-SBLF)		850,000	835,286
Detroit City School District,
5.250%, 05/01/2025 (Insured by BHAC)		765,000	786,415
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)		985,000	1,018,149
Flint Hospital Building Authority,
4.750%, 07/01/2023		300,000	300,809
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable 05/01/2029)(Insured by Q-SBLF)		250,000	267,190
Great Lakes Water Authority:
5.000%, 07/01/2033 (Callable 07/01/2028)		1,000,000	1,118,521
5.000%, 07/01/2036 (Callable 07/01/2026)		5,000,000	5,267,483
Lake Orion Community School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)		275,000	279,195
4.000%, 05/01/2025 (Insured by Q-SBLF)		325,000	333,667
4.000%, 05/01/2026 (Insured by Q-SBLF)		350,000	364,642
4.000%, 05/01/2027 (Insured by Q-SBLF)		275,000	290,600
Lake Superior State University,
4.000%, 11/15/2028 (Insured by AGM)		620,000	655,488
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable 05/01/2028)(Insured by Q-SBLF)		2,000,000	2,148,985
Michigan Finance Authority:
4.000%, 10/01/2024		650,000	650,949
5.250%, 02/01/2027		2,000,000	2,038,128
5.000%, 09/01/2029		400,000	436,952
4.500%, 10/01/2029 (Callable 10/01/2024)		6,900,000	6,950,871
5.000%, 09/01/2030 (Callable 03/01/2030)		440,000	480,452
5.250%, 02/01/2032 (Callable 02/01/2027)		590,000	605,060
5.000%, 07/01/2032 (Callable 07/01/2024)(Insured by AGM)		5,000,000	5,123,617
5.000%, 12/01/2035 (Callable 12/01/2027)		1,000,000	1,072,877
5.000%, 07/01/2044 (Callable 07/01/2024)		3,910,000	3,917,896
6.750%, 07/01/2044 (Pre-refunded to 07/01/2024) (3)		2,735,000	2,851,627
5.000%, 11/15/2044 (Callable 05/16/2026)(Mandatory Tender Date 11/16/2026) (1)		4,950,000	5,250,516
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)		595,000	558,888
Michigan State Housing Development Authority:
3.500%, 06/01/2024 (Mandatory Tender Date 12/01/2023)(Insured by HUD) (1)		5,000,000	4,990,806
4.250%, 06/01/2049 (Callable 12/01/2027)		1,360,000	1,373,285
4.250%, 12/01/2049 (Callable 06/01/2028)		1,340,000	1,355,895
3.500%, 12/01/2050 (Callable 06/01/2029)		4,515,000	4,491,407
5.000%, 06/01/2053 (Callable 12/01/2031)		2,940,000	3,103,428
5.500%, 06/01/2053 (Callable 12/01/2031)		2,500,000	2,704,690
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)		525,000	580,731
Pinckney Community Schools,
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)		1,500,000	1,582,842
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)		1,000,000	1,073,158
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)		400,000	430,863
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)		815,000	897,945
Trenton Public Schools School District,
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)		300,000	339,079
Wayne County Airport Authority:
5.000%, 12/01/2026		185,000	200,488
5.000%, 12/01/2031 (Callable 12/01/2027)		375,000	408,385
Wayne State University,
5.000%, 11/15/2030 (Callable 11/15/2025)		1,025,000	1,078,088
Western Michigan University:
5.000%, 11/15/2029 (Callable 05/15/2025)		250,000	259,863
5.000%, 11/15/2030 (Insured by AGM)		300,000	347,600
5.000%, 11/15/2038 (Callable 05/15/2031)(Insured by AGM)		375,000	417,036
5.000%, 11/15/2039 (Callable 05/15/2031)(Insured by AGM)		400,000	442,764
5.000%, 11/15/2040 (Callable 05/15/2031)(Insured by AGM)		420,000	462,387
Total Michigan (Cost $77,772,465)			76,792,145	3.0%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027		200,000	213,100
5.000%, 05/01/2031 (Callable 05/01/2027)		525,000	555,541
City of Minneapolis MN:
5.000%, 11/15/2033 (Callable 11/15/2028)		2,065,000	2,232,383
5.000%, 11/15/2034 (Callable 11/15/2025)		680,000	705,242
5.000%, 11/15/2034 (Callable 11/15/2028)		2,240,000	2,409,822
4.000%, 11/15/2036 (Callable 11/15/2031)		1,090,000	1,107,959
Duluth Economic Development Authority:
5.000%, 06/15/2027		300,000	314,098
5.000%, 06/15/2028		450,000	476,060
Forest Lake Independent School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)(Insured by SD CRED PROG)		400,000	373,388
Housing & Redevelopment Authority of the City of St. Paul MN:
5.000%, 12/01/2028		1,115,000	1,138,601
5.000%, 11/15/2029 (Callable 11/15/2027)		705,000	759,051
5.000%, 12/01/2030		300,000	305,714
5.000%, 11/15/2034 (Callable 11/15/2027)		1,900,000	2,020,385
5.000%, 12/01/2036 (Callable 12/01/2030)		1,600,000	1,600,901
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)		970,000	1,020,244
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)		700,000	731,592
Minnesota Higher Education Facilities Authority:
5.000%, 10/01/2039 (Callable 10/01/2030)		2,040,000	2,204,376
4.000%, 10/01/2040 (Callable 10/01/2030)		1,030,000	1,024,022
4.125%, 10/01/2041 (Callable 10/01/2030)		1,000,000	1,000,814
4.125%, 10/01/2042 (Callable 10/01/2030)		1,000,000	998,090
Minnesota Housing Finance Agency:
3.300%, 02/01/2025 (Callable 08/01/2024)(Insured by HUD)		2,000,000	2,002,412
3.800%, 02/01/2025 (Callable 08/01/2024)		2,040,000	2,055,052
3.600%, 07/01/2033 (Callable 05/01/2023)(Insured by GNMA)		485,000	472,804
3.100%, 07/01/2035 (Callable 07/01/2025)(Insured by GNMA)		1,485,000	1,444,690
4.000%, 01/01/2038 (Callable 01/01/2024)		240,000	240,367
3.800%, 07/01/2038 (Callable 05/01/2023)(Insured by GNMA)		160,000	157,640
4.400%, 01/01/2045 (SIFMA Municipal Swap Index + 0.430%)(Callable 04/21/2023)(Mandatory Tender Date 07/03/2023)(Insured by GNMA) (2)		1,780,000	1,779,144
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)		205,000	205,418
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)		1,580,000	1,580,530
3.500%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)		2,615,000	2,601,230
Plymouth Intermediate District No. 287,
4.000%, 02/01/2028 (Callable 02/01/2027)		350,000	366,519
Robbinsdale Independent School District No. 281,
5.000%, 02/01/2030 (Insured by SD CRED PROG)		750,000	878,063
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)		400,000	391,581
Zumbro Education District:
4.000%, 02/01/2029		350,000	357,363
4.000%, 02/01/2038 (Callable 02/01/2031)		385,000	368,884
Total Minnesota (Cost $36,496,811)			36,093,080	1.4%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)		500,000	532,600
City of Flowood MS,
3.500%, 10/01/2026 (Callable 10/01/2024)		610,000	620,282
City of Gulfport MS:
5.000%, 07/01/2024		485,000	494,607
5.000%, 07/01/2027 (Callable 07/01/2026)		500,000	513,703
City of Ridgeland MS:
3.000%, 10/01/2025		1,000,000	996,757
3.000%, 10/01/2026		1,100,000	1,098,427
3.000%, 10/01/2028 (Callable 10/01/2027)		690,000	689,344
3.000%, 10/01/2029 (Callable 10/01/2027)		540,000	539,185
County of Lowndes MS,
2.650%, 04/01/2037 (Mandatory Tender Date 04/01/2027) (1)		2,500,000	2,315,429
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)		500,000	520,717
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)		2,100,000	2,100,753
Mississippi Development Bank:
5.000%, 11/01/2027		475,000	496,467
4.000%, 03/01/2032 (Callable 03/01/2028)		200,000	208,634
4.000%, 07/01/2032 (Callable 07/01/2031)		150,000	157,444
4.000%, 03/01/2033 (Callable 03/01/2028)		300,000	311,787
5.250%, 03/01/2034 (Callable 03/01/2028)		490,000	532,983
4.000%, 07/01/2034 (Callable 07/01/2031)		285,000	294,196
4.000%, 07/01/2035 (Callable 07/01/2031)		405,000	415,852
4.000%, 03/01/2036 (Callable 03/01/2028)		300,000	304,763
4.000%, 07/01/2036 (Callable 07/01/2031)		250,000	253,739
4.000%, 07/01/2038 (Callable 07/01/2031)		245,000	247,104
4.000%, 07/01/2039 (Callable 07/01/2031)		390,000	391,724
4.000%, 06/01/2043 (Callable 06/01/2027)		105,000	103,262
5.250%, 03/01/2045 (Callable 03/01/2028)		1,345,000	1,414,490
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by BAM)		1,070,000	1,108,004
Mississippi Home Corp.,
4.050%, 12/01/2047 (Callable 06/01/2031)(Insured by GNMA)		500,000	467,640
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)		2,000,000	2,132,821
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)		1,260,000	1,322,574
5.000%, 10/15/2034 (Callable 10/15/2025)		1,000,000	1,040,697
5.000%, 10/15/2035 (Callable 10/15/2028)		3,000,000	3,233,710
Sunflower County Consolidated School District,
4.000%, 06/01/2042 (Callable 06/01/2032)(Insured by BAM)		1,620,000	1,600,831
University of Mississippi Educational Building Corp.:
5.000%, 10/01/2047 (Callable 10/01/2032)		800,000	879,498
4.500%, 10/01/2052 (Callable 10/01/2032)		1,000,000	1,026,865
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)		385,000	406,979
Vicksburg Warren School District,
5.000%, 03/01/2029		125,000	137,623
West Rankin Utility Authority:
5.000%, 01/01/2028 (Pre-refunded to 01/01/2025)(Insured by AGM)		110,000	114,688
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)(Insured by AGM)		300,000	312,784
5.000%, 01/01/2030 (Pre-refunded to 01/01/2025)(Insured by AGM)		590,000	615,143
5.000%, 01/01/2043 (Pre-refunded to 01/01/2028)(Insured by AGM)		1,500,000	1,684,636
Total Mississippi (Cost $32,774,809)			31,638,742	1.2%

Missouri
Boone County Reorganized School District No. R-1,
5.750%, 03/01/2042 (Callable 09/01/2031)(Insured by BAM)		1,750,000	2,056,992
Center School District No. 58,
4.000%, 04/15/2031 (Callable 04/15/2027)		170,000	177,967
City of St. Charles MO,
4.000%, 02/01/2026		500,000	517,370
City of St. Louis MO,
5.000%, 07/01/2039 (Callable 07/01/2029)		425,000	458,319
County of Cape Girardeau MO,
5.000%, 06/01/2024		825,000	843,973
Hazelwood School District,
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)		520,000	544,431
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 08/01/2024		330,000	329,642
5.000%, 02/01/2025 (Callable 02/01/2024)		45,000	45,112
5.000%, 09/01/2025		365,000	374,641
5.000%, 09/01/2026		410,000	424,949
5.000%, 09/01/2027		280,000	292,196
5.000%, 11/15/2027 (Callable 11/15/2025)		585,000	615,842
5.000%, 02/01/2034 (Callable 02/01/2024)		850,000	836,691
5.000%, 02/01/2035 (Callable 02/01/2024)		385,000	376,904
5.000%, 11/15/2035 (Callable 11/15/2025)		1,950,000	2,018,800
5.000%, 02/15/2036 (Callable 02/15/2029)		425,000	459,271
Industrial Development Authority of University City,
4.875%, 06/15/2036 (6)		2,400,000	2,391,746
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)		1,005,000	1,196,765
Jefferson County Consolidated School District No. 6:
3.000%, 03/01/2034 (Callable 03/01/2028)(Insured by ST AID)		700,000	700,342
3.000%, 03/01/2039 (Callable 03/01/2028)(Insured by ST AID)		1,300,000	1,157,104
Kansas City Industrial Development Authority,
4.000%, 03/01/2035 (Callable 03/01/2030)		455,000	470,101
Meramec Valley School District No. R-III:
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)		360,000	336,389
3.000%, 03/01/2038 (Callable 03/01/2028)(Insured by ST AID)		500,000	459,119
Missouri Housing Development Commission:
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)		115,000	113,563
3.250%, 11/01/2052 (Callable 11/01/2030)(Insured by GNMA)		5,010,000	4,936,025
Missouri Joint Municipal Electric Utility Commission,
5.000%, 12/01/2040 (Callable 06/01/2026)		1,000,000	1,037,506
Missouri Southern State University:
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)		100,000	103,615
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)		110,000	113,117
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)		110,000	110,902
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)		65,000	64,686
Normandy Schools Collaborative:
3.000%, 03/01/2036 (Callable 03/01/2028)(Insured by ST AID)		1,525,000	1,469,594
3.000%, 03/01/2037 (Callable 03/01/2028)(Insured by ST AID)		1,325,000	1,238,098
Northwest Missouri State University:
5.000%, 06/01/2023 (Insured by BAM)		400,000	401,325
5.000%, 06/01/2027 (Insured by BAM)		560,000	603,729
5.000%, 06/01/2028 (Insured by BAM)		1,595,000	1,746,177
5.000%, 06/01/2029 (Insured by BAM)		500,000	554,995
St. Charles County Francis Howell R-III School District,
4.000%, 03/01/2031 (Callable 03/01/2028)		2,425,000	2,575,791
St. Louis Land Clearance for Redevelopment Authority:
5.000%, 06/01/2028 (Callable 12/01/2026)		4,000,000	4,182,890
3.875%, 10/01/2035 (Callable 10/01/2029)		330,000	271,336
5.000%, 04/01/2038 (Callable 04/01/2027)		1,500,000	1,558,949
Total Missouri (Cost $39,209,159)			38,166,964	1.5%

Montana
City of Forsyth MT,
3.900%, 03/01/2031 (Callable 05/01/2023) (1)		7,300,000	7,300,831
Montana Board of Housing:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)		3,385,000	3,385,094
4.750%, 12/01/2025 (Mandatory Tender Date 12/01/2024) (1)		4,862,000	4,961,946
3.600%, 12/01/2030 (Callable 04/21/2023)		290,000	290,079
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)		315,000	314,375
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)		1,105,000	1,107,903
3.000%, 06/01/2052 (Callable 06/01/2031)		1,985,000	1,937,325
Montana Facility Finance Authority:
5.000%, 06/01/2026 (Callable 12/01/2024)		765,000	788,557
5.000%, 06/01/2029 (Callable 12/01/2024)		715,000	736,203
5.000%, 06/01/2033 (Callable 06/01/2028)		310,000	331,865
4.000%, 01/01/2037 (Callable 01/01/2030)		700,000	716,197
Total Montana (Cost $22,035,189)			21,870,375	0.9%

Nebraska
Central Plains Energy Project,
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)		835,000	840,824
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)		200,000	213,538
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2029 (Callable 05/15/2024)		2,125,000	2,149,059
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)		275,000	271,587
3.500%, 09/01/2046 (Callable 03/01/2025)		95,000	94,522
5.500%, 03/01/2052 (Callable 03/01/2032)(Insured by GNMA)		4,950,000	5,356,678
Papio-Missouri River Natural Resources District:
3.000%, 12/01/2031 (Callable 10/12/2026)		540,000	541,852
3.000%, 12/01/2032 (Callable 10/12/2026)		385,000	383,292
Village of Boys Town NE,
3.000%, 09/01/2028		2,125,000	2,165,477
Total Nebraska (Cost $11,876,888)			12,016,829	0.5%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)		250,000	265,838
City of Reno NV,
4.000%, 06/01/2043 (Callable 06/01/2027)(Insured by AGM)		1,845,000	1,798,215
City of Yerington NV,
1.625%, 11/01/2023 (Callable 05/01/2023)(Insured by USDA)		2,000,000	1,978,547
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)		450,000	492,152
County of Clark NV,
3.750%, 01/01/2036 (Mandatory Tender Date 03/31/2026) (1)		1,500,000	1,513,958
Henderson Public Improvement Trust,
5.500%, 01/01/2044 (Pre-refunded to 07/01/2024)		1,000,000	1,033,501
Las Vegas Redevelopment Agency:
5.000%, 06/15/2027 (Callable 06/15/2026)		1,210,000	1,269,723
5.000%, 06/15/2029 (Callable 06/15/2026)		200,000	209,923
3.000%, 06/15/2032 (Callable 06/15/2026)		1,000,000	935,753
Nevada Housing Division:
5.000%, 12/01/2025 (Mandatory Tender Date 12/01/2024)(Insured by FHA) (1)		2,725,000	2,791,455
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)		1,530,000	1,538,575
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)		315,000	316,804
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)		300,000	304,067
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)		525,000	576,834
Total Nevada (Cost $15,419,574)			15,025,345	0.6%

New Hampshire
New Hampshire Business Finance Authority,
4.000%, 10/20/2036		2,981,890	2,853,207
New Hampshire Health and Education Facilities Authority,
5.000%, 10/01/2032 (Callable 10/01/2027)		275,000	295,256
Total New Hampshire (Cost $3,002,586)			3,148,463	0.1%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (Insured by BAM) (3)		3,293,000	3,371,494
City of Somers Point NJ,
4.000%, 10/01/2028 (Callable 10/01/2026)		1,100,000	1,151,296
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)		400,000	401,275
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)		640,000	647,081
County of Gloucester NJ,
5.000%, 12/01/2024 (ETM)		825,000	836,666
Gloucester County Improvement Authority,
0.600%, 03/01/2024 (Callable 05/01/2023)		2,325,000	2,253,607
New Jersey Economic Development Authority:
5.000%, 06/15/2023 (Insured by BAM)		295,000	296,231
4.000%, 11/01/2027		1,100,000	1,147,117
3.125%, 07/01/2029 (Callable 07/01/2027)		90,000	86,987
New Jersey Health Care Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)(Mandatory Tender Date 07/01/2024) (1)		2,250,000	2,310,073
New Jersey Higher Education Student Assistance Authority,
5.000%, 12/01/2027		375,000	402,984
New Jersey Housing & Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		2,300,000	2,282,759
4.500%, 10/01/2048 (Callable 10/01/2027)		1,610,000	1,639,413
4.750%, 10/01/2050 (Callable 04/01/2028)		320,000	327,283
5.000%, 10/01/2053 (Callable 04/01/2031)		2,500,000	2,647,791
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by AMBAC)		4,220,000	4,004,862
0.000%, 12/15/2024 (Insured by BHAC)		605,000	576,562
0.000%, 12/15/2026		5,750,000	5,121,751
5.000%, 06/15/2029 (Callable 06/15/2026)		1,465,000	1,555,513
5.250%, 06/15/2031 (Callable 06/15/2023)		1,600,000	1,606,942
5.000%, 06/15/2034 (Callable 12/15/2028)		900,000	981,299
4.000%, 06/15/2035 (Callable 12/15/2030)		1,455,000	1,497,255
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)		500,000	507,760
0.000%, 12/15/2038 (Insured by BAM)		5,145,000	2,713,932
5.000%, 06/15/2044 (Callable 06/15/2023)		145,000	145,179
5.000%, 06/15/2044 (Callable 06/15/2024)		370,000	372,605
New Jersey Turnpike Authority,
0.000%, 01/01/2024 (1 Month LIBOR USD + 0.700%) (2)		825,000	825,725
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)		525,000	578,818
South Jersey Port Corp.,
3.000%, 01/01/2024 (Callable 04/26/2023)		100,000	100,002
South Jersey Transportation Authority,
5.000%, 11/01/2041 (Callable 11/01/2030)(Insured by BAM)		2,350,000	2,530,485
Township of Union NJ,
3.000%, 01/15/2026		465,000	470,329
Total New Jersey (Cost $43,667,222)			43,391,076	1.7%

New Mexico
Loving Municipal School District No. 10:
5.000%, 09/15/2025 (Insured by ST AID)		500,000	528,231
5.000%, 09/15/2026 (Insured by ST AID)		500,000	541,114
5.000%, 09/15/2027 (Insured by ST AID)		400,000	442,494
New Mexico Finance Authority,
5.000%, 06/15/2035 (Callable 06/15/2028)		305,000	339,345
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)		300,000	318,429
4.000%, 12/01/2029 (Insured by AGM)		335,000	354,100
New Mexico Mortgage Finance Authority:
3.500%, 09/01/2041 (Callable 03/01/2026)		460,000	444,611
3.700%, 09/01/2042 (Callable 03/01/2027)(Insured by GNMA)		1,485,000	1,456,454
3.500%, 07/01/2050 (Callable 01/01/2029)(Insured by GNMA)		740,000	735,909
5.250%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)		3,500,000	3,747,978
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)		520,000	534,538
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2024		100,000	101,247
4.000%, 09/01/2025		150,000	153,460
5.000%, 09/01/2026		150,000	160,163
5.000%, 09/01/2030		125,000	142,203
Total New Mexico (Cost $10,216,339)			10,000,276	0.4%

New York
Albany County Airport Authority,
5.000%, 12/15/2025		1,000,000	1,043,142
Albany County Capital Resource Corp.,
3.100%, 07/01/2030		755,000	655,290
Amherst Development Corp.,
5.000%, 10/01/2032 (Callable 10/01/2027)(Insured by AGM)		240,000	265,608
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)		9,350,000	9,452,440
City of Long Beach NY,
5.250%, 07/15/2042 (Callable 07/15/2030)(Insured by BAM)		1,800,000	1,929,120
City of New York NY:
5.250%, 07/01/2029 (Pre-refunded to 07/01/2023)		250,000	251,543
3.240%, 04/01/2042 (Callable 04/03/2023)(Optional Put Date 04/07/2023) (1)		6,900,000	6,900,000
5.250%, 10/01/2043 (Callable 10/01/2032)		1,200,000	1,355,800
5.000%, 03/01/2044 (Callable 03/01/2028)		350,000	371,624
5.000%, 06/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 12/01/2025) (1)		2,000,000	2,085,478
5.000%, 12/01/2044 (Callable 12/01/2028)		1,655,000	1,771,335
4.000%, 09/01/2046 (Callable 09/01/2032)		1,000,000	976,908
City of Yonkers NY:
5.000%, 09/01/2027 (Insured by BAM)		1,000,000	1,108,846
5.000%, 09/01/2028 (Insured by BAM)		1,570,000	1,780,139
East Ramapo Central School District,
3.500%, 05/31/2023 (Insured by ST AID)		4,250,000	4,254,388
Guilderland Central School District,
4.000%, 07/28/2023 (Insured by ST AID)		9,528,300	9,558,656
Huntington Local Development Corp.,
4.000%, 07/01/2027		2,450,000	2,331,152
Le Roy Central School District,
3.750%, 06/30/2023 (Insured by ST AID)		8,746,596	8,757,657
Long Island Power Authority:
4.000%, 09/01/2034 (Callable 09/01/2028)		325,000	341,038
3.000%, 09/01/2040 (Callable 09/01/2031)		1,000,000	863,885
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)		4,993,983	5,271,968
New York City Housing Development Corp.:
3.000%, 02/15/2048 (Callable 05/15/2024)		9,250,000	9,040,091
3.500%, 02/15/2048 (Callable 05/15/2024)		3,820,000	3,740,162
3.400%, 11/01/2062 (Callable 05/01/2025)(Mandatory Tender Date 12/22/2026)(Insured by FHA) (1)		6,000,000	6,025,814
New York City Industrial Development Agency:
5.000%, 03/01/2029 (Insured by AGM)		250,000	279,392
5.000%, 03/01/2030 (Insured by AGM)		250,000	283,227
New York City Municipal Water Finance Authority,
2.500%, 06/15/2053 (Optional Put Date 04/03/2023) (1)		4,400,000	4,400,000
New York City Transitional Finance Authority:
5.000%, 08/01/2034 (Callable 08/01/2026)		650,000	698,481
5.000%, 11/01/2035 (Callable 05/01/2029)		715,000	802,434
5.000%, 08/01/2038 (Callable 08/01/2028)		1,295,000	1,403,844
4.000%, 11/01/2038 (Callable 05/01/2031)		1,055,000	1,077,148
4.000%, 05/01/2039 (Callable 11/01/2030)		1,000,000	1,008,704
New York Convention Center Development Corp.,
0.000%, 11/15/2055 (Insured by BAM)		3,665,000	831,028
New York State Dormitory Authority:
5.000%, 02/15/2031 (Callable 08/15/2027)		730,000	801,699
5.000%, 03/15/2040 (Callable 03/15/2029)		3,275,000	3,553,731
5.000%, 03/15/2041 (Callable 03/15/2029)		2,965,000	3,206,466
5.000%, 03/15/2044 (Callable 03/15/2024)		2,800,000	2,860,593
5.000%, 02/15/2048 (Callable 02/15/2030)		1,925,000	2,060,704
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 04/21/2023)(Insured by SONYMA)		5,000,000	4,804,305
1.600%, 11/01/2024 (Callable 04/21/2023)		11,175,000	10,865,685
0.650%, 11/01/2056 (Callable 07/01/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)		2,500,000	2,306,641
1.000%, 11/01/2061 (Callable 09/01/2023)(Mandatory Tender Date 11/01/2026)(Insured by SONYMA) (1)		1,825,000	1,679,314
3.600%, 11/01/2062 (Callable 06/01/2025)(Mandatory Tender Date 05/01/2027)(Insured by SONYMA) (1)		2,000,000	2,006,970
New York Transportation Development Corp.,
5.000%, 12/01/2031 (Callable 12/01/2030)		1,250,000	1,410,743
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)		50,000	47,411
5.000%, 10/01/2040 (Callable 10/01/2025)		95,000	87,205
Port Authority of New York & New Jersey:
3.000%, 10/01/2028		5,000,000	4,942,683
5.000%, 09/01/2031 (Callable 09/01/2024)		805,000	829,533
Rome City School District,
3.750%, 07/26/2023 (Insured by ST AID)		6,000,000	6,016,638
Salmon River Central School District,
3.750%, 08/04/2023 (Insured by ST AID)		9,439,275	9,455,240
St. Lawrence County Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)		345,000	365,331
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/17/2023)		20,000	19,935
Village of Johnson City NY,
5.250%, 09/29/2023		2,550,000	2,558,869
Westchester County Local Development Corp.,
2.875%, 07/01/2026 (3)		6,110,000	5,803,155
Total New York (Cost $157,672,621)			156,599,193	6.2%

North Carolina
Charlotte-Mecklenburg Hospital Authority,
5.000%, 01/15/2050 (Mandatory Tender Date 12/01/2028) (1)		1,930,000	2,169,249
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)		305,000	320,073
County of New Hanover NC,
5.000%, 10/01/2027 (ETM)		275,000	306,485
Inlivian:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)		5,000,000	4,961,041
5.000%, 06/01/2043 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2026)(Insured by HUD) (1)		9,000,000	9,386,313
North Carolina Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)		355,000	355,780
3.750%, 07/01/2052 (Callable 01/01/2031)(Insured by GNMA)		3,520,000	3,532,005
North Carolina Medical Care Commission,
5.000%, 01/01/2049 (Callable 01/01/2026)		1,000,000	940,667
North Carolina Turnpike Authority:
5.000%, 01/01/2028		250,000	269,093
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)		1,105,000	1,106,509
Raleigh Housing Authority,
5.000%, 10/01/2026 (Mandatory Tender Date 10/01/2025) (1)		3,500,000	3,616,933
University of North Carolina at Chapel Hill,
3.873%, 12/01/2041 (SOFR + 0.650%)(Callable 12/01/2024)(Mandatory Tender Date 06/01/2025) (2)		5,000,000	4,990,443
Total North Carolina (Cost $32,242,418)			31,954,591	1.3%

North Dakota
City of Horace ND:
0.650%, 08/01/2023 (Callable 04/21/2023)		1,000,000	998,504
3.250%, 08/01/2024 (Callable 08/01/2023)		2,475,000	2,441,616
4.000%, 01/01/2025 (Callable 01/01/2024)		2,500,000	2,511,839
3.000%, 05/01/2029 (Callable 05/01/2027)		430,000	404,421
3.000%, 05/01/2030 (Callable 05/01/2027)		425,000	395,741
3.000%, 05/01/2031 (Callable 05/01/2027)		380,000	350,765
5.000%, 05/01/2033 (Callable 05/01/2031)		630,000	682,686
3.000%, 05/01/2037 (Callable 05/01/2026)		2,495,000	2,099,451
5.000%, 05/01/2038 (Callable 05/01/2031)		2,645,000	2,741,494
5.000%, 05/01/2048 (Callable 05/01/2031)		250,000	250,454
City of Mandan ND,
2.750%, 09/01/2041 (Callable 04/01/2023)		70,000	70,000
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)		3,500,000	3,451,387
City of Williston ND,
5.000%, 05/01/2028 (Callable 05/01/2023)		480,000	480,435
County of McKenzie ND:
5.000%, 08/01/2023		1,225,000	1,230,665
4.000%, 08/01/2026 (Callable 08/01/2023)		250,000	250,418
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/17/2023)		365,000	365,026
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)(Insured by SD CRED PROG)		525,000	550,623
North Dakota Housing Finance Agency:
3.000%, 07/01/2034 (Callable 07/01/2028)		90,000	83,547
3.500%, 07/01/2046 (Callable 01/01/2026)		175,000	173,789
4.000%, 01/01/2050 (Callable 07/01/2028)		720,000	728,444
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2028 (Insured by AGM)		100,000	110,902
4.000%, 04/01/2037 (Callable 04/01/2029)(Insured by AGM)		400,000	402,747
University of North Dakota,
4.000%, 06/01/2046 (Callable 06/01/2030)(Insured by AGM)		1,275,000	1,227,396
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 04/17/2023)		1,700,000	1,666,637
Total North Dakota (Cost $24,638,097)			23,668,987	0.9%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2026		600,000	648,103
5.000%, 11/15/2032 (Callable 11/15/2030)		1,160,000	1,272,970
4.000%, 11/15/2033 (Callable 11/15/2030)		400,000	400,482
American Municipal Power, Inc.,
3.000%, 08/10/2023		765,000	763,706
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029)		1,665,000	1,791,491
4.000%, 12/01/2032 (Callable 12/01/2029)		1,955,000	2,099,869
4.000%, 12/01/2033 (Callable 12/01/2029)		1,950,000	2,081,983
City of Gahanna OH,
5.000%, 11/02/2023		3,400,000	3,427,585
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)		645,000	719,097
City of Troy OH,
3.000%, 12/01/2041 (Callable 06/01/2025)		355,000	315,082
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034 (Callable 07/01/2031)		400,000	460,394
5.000%, 07/01/2036 (Callable 07/01/2031)		600,000	678,301
4.000%, 07/01/2038 (Callable 07/01/2031)		500,000	509,434
Columbus Metropolitan Housing Authority,
1.000%, 11/01/2024 (Callable 09/01/2023)		600,000	581,944
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031		745,000	666,458
3.820%, 11/15/2036 (Callable 05/01/2023)		415,000	415,082
4.000%, 11/15/2038 (Callable 05/01/2023)		320,000	320,055
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)		1,000,000	1,068,149
County of Lake OH,
4.000%, 12/28/2023 (Insured by ST AID)		1,850,000	1,858,189
County of Lorain OH:
5.000%, 12/01/2031 (Callable 12/01/2023)		480,000	486,634
3.000%, 12/01/2036 (Callable 12/01/2025)		400,000	372,956
County of Medina OH:
3.000%, 12/01/2033 (Callable 06/01/2026)		590,000	591,338
3.000%, 12/01/2037 (Callable 06/01/2026)		545,000	502,750
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)		400,000	405,186
5.000%, 08/01/2039 (Callable 02/01/2031)		825,000	875,590
Cuyahoga Metropolitan Housing Authority:
4.000%, 06/01/2026 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)		3,012,000	3,049,199
4.750%, 12/01/2027 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)		2,280,000	2,353,439
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)		160,000	162,814
Franklin County Convention Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)		500,000	567,320
Hamilton County Convention Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)		2,570,000	2,587,566
Hopewell-Loudon Local School District,
4.000%, 11/01/2036 (Callable 11/01/2026)(Insured by AGM)		1,055,000	1,076,886
Licking Heights Local School District,
6.400%, 12/01/2028 (Insured by NATL)		815,000	902,291
Miami University:
5.000%, 09/01/2028		520,000	587,626
5.000%, 09/01/2029		540,000	622,098
5.000%, 09/01/2030		500,000	586,250
Ohio Air Quality Development Authority:
3.250%, 09/01/2029		1,000,000	945,797
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)		5,000,000	5,038,302
4.000%, 01/01/2034 (Mandatory Tender Date 06/01/2027) (1)		2,000,000	2,016,087
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)		645,000	569,619
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025		585,000	593,134
5.000%, 05/01/2026		200,000	212,617
5.000%, 05/01/2027 (Callable 05/01/2026)		610,000	647,053
5.000%, 05/01/2028 (Callable 05/01/2026)		475,000	504,092
Ohio Housing Finance Agency:
5.000%, 05/01/2025 (Mandatory Tender Date 05/01/2024)(Insured by HUD) (1)		2,340,000	2,375,891
3.350%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		2,240,000	2,230,547
4.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)		4,300,000	4,333,916
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)		585,000	557,558
2.900%, 09/01/2045 (Callable 03/01/2029)(Insured by GNMA)		6,510,000	5,786,381
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)		140,000	140,346
3.350%, 09/01/2049 (Callable 09/01/2028)		1,000,000	903,802
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)		1,980,000	1,950,136
Ohio Turnpike & Infrastructure Commission:
5.700%, 02/15/2034 (Callable 02/15/2031) (5)		2,350,000	2,839,659
5.800%, 02/15/2036 (Callable 02/15/2031) (5)		410,000	490,264
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023		7,225,000	7,220,416
Princeton City School District,
5.250%, 12/01/2030 (Insured by NATL)		1,000,000	1,138,348
State of Ohio:
5.000%, 11/15/2035 (Callable 11/15/2030)		605,000	637,338
5.000%, 12/31/2035 (Callable 06/30/2025)(Insured by AGM)		7,865,000	7,984,752
4.000%, 11/15/2036 (Callable 11/15/2030)		635,000	619,096
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)		80,000	80,341
Triway Local School District,
4.000%, 12/01/2038 (Callable 12/01/2028)(Insured by BAM)		1,580,000	1,604,276
Village of Bluffton OH:
5.000%, 12/01/2026		1,890,000	2,003,411
5.000%, 12/01/2027		1,340,000	1,438,796
Village of Woodmere OH,
4.000%, 09/28/2023 (Insured by ST AID)		1,035,000	1,038,108
Warren City School District,
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)		1,215,000	1,275,184
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)		1,070,000	862,742
Warrensville Heights City School District,
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)		500,000	485,304
Total Ohio (Cost $96,744,825)			94,331,630	3.7%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)		105,000	101,075
Cleveland County Educational Facilities Authority,
4.000%, 06/01/2031		1,840,000	2,001,382
Edmond Public Works Authority:
5.000%, 07/01/2031 (Callable 07/01/2027)		680,000	752,889
5.000%, 07/01/2032 (Callable 07/01/2027)		300,000	331,822
Garfield County Educational Facilities Authority,
5.000%, 09/01/2029 (Callable 09/01/2026)		2,620,000	2,779,138
Mcintosh County Educational Facilities Authority,
2.000%, 09/01/2023		550,000	546,506
Norman Regional Hospital Authority,
5.000%, 09/01/2031 (Callable 09/01/2026)		1,700,000	1,717,720
Oklahoma Development Finance Authority,
2.600%, 03/01/2024		145,000	143,115
Oklahoma Housing Finance Agency:
3.000%, 09/01/2039 (Callable 03/01/2028)(Insured by GNMA)		130,000	120,507
5.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)		2,965,000	3,130,561
Oklahoma Turnpike Authority,
5.000%, 01/01/2037 (Callable 01/01/2026)		400,000	420,931
Tulsa County Independent School District No. 3,
4.500%, 03/01/2025		4,800,000	4,932,865
University of Oklahoma,
5.000%, 07/01/2033 (Callable 07/01/2025)		1,500,000	1,559,321
Total Oklahoma (Cost $18,538,407)			18,537,832	0.7%

Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (5)		475,000	510,875
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)		425,000	225,752
County of Crook OR:
0.000%, 06/01/2032 (5)		1,045,000	1,016,775
0.000%, 06/01/2034 (Callable 06/01/2032) (5)		1,345,000	1,290,833
0.000%, 06/01/2035 (Callable 06/01/2032) (5)		1,510,000	1,427,773
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)		110,000	83,712
Multnomah County School District No. 40,
0.000%, 06/15/2035 (Callable 06/15/2033)(Insured by SCH BD GTY)		1,000,000	633,535
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)(Insured by SCH BD GTY)		1,000,000	1,081,461
Oregon State Facilities Authority:
5.000%, 10/01/2027		125,000	132,879
4.125%, 06/01/2052 (Callable 06/01/2032)		600,000	568,501
Salem Hospital Facility Authority:
5.000%, 05/15/2023		105,000	105,028
5.000%, 05/15/2024		120,000	120,354
5.000%, 05/15/2025		130,000	130,718
5.000%, 05/15/2026		135,000	136,076
5.000%, 05/15/2035 (Callable 05/15/2026)		500,000	525,049
State of Oregon Housing & Community Services Department:
2.900%, 07/01/2043 (Callable 07/01/2027)		3,000,000	2,696,567
4.000%, 07/01/2051 (Callable 01/01/2031)		5,820,000	5,913,858
Tri-County Metropolitan Transportation District of Oregon,
4.000%, 10/01/2033 (Callable 04/01/2028)		300,000	310,017
Umatilla County School District No. 6R,
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)		540,000	582,686
Washington & Clackamas Counties School District No. 23J,
5.000%, 06/15/2040 (Callable 06/15/2029)(Insured by SCH BD GTY)		500,000	547,071
Total Oregon (Cost $18,279,759)			18,039,520	0.7%

Pennsylvania
Allegheny County Higher Education Building Authority:
5.000%, 09/01/2024		260,000	263,493
5.000%, 09/01/2025		450,000	459,911
5.000%, 09/01/2026		400,000	413,938
5.000%, 09/01/2027		500,000	520,546
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)		250,000	250,945
Chester County Industrial Development Authority,
5.000%, 08/01/2045 (Callable 08/01/2023)		750,000	704,796
City of Erie Higher Education Building Authority:
5.000%, 05/01/2031		175,000	184,663
4.000%, 05/01/2036 (Callable 05/01/2031)		500,000	464,449
City of Oil City PA:
4.000%, 12/01/2031 (Callable 12/01/2029)(Insured by AGM)		100,000	107,787
4.000%, 12/01/2035 (Callable 12/01/2029)(Insured by AGM)		275,000	288,054
4.000%, 12/01/2036 (Callable 12/01/2029)(Insured by AGM)		850,000	880,210
Coatesville School District,
5.000%, 06/30/2023 (Insured by ST AID)		1,750,000	1,752,053
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)		1,670,000	1,647,231
County of Montgomery PA,
5.000%, 07/01/2038 (Callable 07/01/2029)		1,845,000	2,066,178
Dallas Area Municipal Authority,
5.000%, 05/01/2029 (Callable 05/01/2024)		2,855,000	2,873,705
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)		690,000	728,528
Delaware County Authority:
5.000%, 10/01/2023		240,000	241,120
5.000%, 10/01/2035 (Callable 04/01/2027)		485,000	522,460
Delaware Valley Regional Finance Authority,
4.128%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)		1,000,000	999,691
East Hempfield Township Industrial Development Authority,
5.000%, 12/01/2025		225,000	235,178
Hamburg Area School District:
3.000%, 04/01/2034 (Callable 10/01/2026)(Insured by ST AID)		1,000,000	958,759
3.000%, 04/01/2036 (Callable 10/01/2026)(Insured by ST AID)		1,400,000	1,315,064
Indiana County Industrial Development Authority:
5.000%, 05/01/2030 (Insured by BAM)		1,040,000	1,155,724
5.000%, 05/01/2032 (Callable 11/01/2031)(Insured by BAM)		920,000	1,029,338
Lancaster County Convention Center Authority:
4.000%, 05/01/2038 (Callable 05/01/2032)		1,645,000	1,687,345
4.375%, 05/01/2042 (Callable 05/01/2032)		1,000,000	1,017,963
4.000%, 05/01/2049 (Callable 05/01/2032)		1,500,000	1,443,445
Lancaster County Hospital Authority:
5.000%, 11/01/2037 (Callable 11/01/2029)		600,000	647,493
5.000%, 11/01/2040 (Callable 11/01/2029)		3,100,000	3,311,460
Lancaster Higher Education Authority:
4.000%, 10/01/2030 (Callable 10/01/2028)(Insured by BAM)		1,225,000	1,293,842
4.000%, 10/01/2031 (Callable 10/01/2028)(Insured by BAM)		1,000,000	1,055,556
Latrobe Industrial Development Authority:
5.000%, 03/01/2031		175,000	184,285
5.000%, 03/01/2032 (Callable 03/01/2031)		265,000	278,476
5.000%, 03/01/2033 (Callable 03/01/2031)		290,000	304,673
5.000%, 03/01/2034 (Callable 03/01/2031)		300,000	313,555
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)		525,000	526,959
Montgomery County Higher Education & Health Authority:
1.125%, 05/01/2036 (Mandatory Tender Date 05/01/2023) (5)		685,000	683,805
5.000%, 09/01/2037 (Callable 09/01/2028)		1,000,000	1,057,506
Montgomery County Industrial Development Authority,
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)(6)		5,000,000	5,072,234
Old Forge School District,
4.000%, 05/01/2045 (Callable 05/01/2027)(Insured by BAM)		530,000	525,607
Panther Valley School District:
4.000%, 10/15/2031 (Callable 10/15/2028)(Insured by BAM)		730,000	781,175
4.000%, 10/15/2032 (Callable 10/15/2028)(Insured by BAM)		350,000	372,895
4.000%, 10/15/2033 (Callable 10/15/2028)(Insured by BAM)		185,000	195,817
Pennsylvania Economic Development Financing Authority:
5.000%, 06/30/2030		1,245,000	1,357,411
5.000%, 12/31/2030		1,000,000	1,095,696
0.000%, 01/01/2034 (County Guaranteed)		3,410,000	2,170,849
0.000%, 01/01/2034 (Insured by AGM)		1,680,000	1,084,238
4.000%, 11/15/2034 (Callable 11/15/2027)		1,000,000	1,020,246
5.250%, 06/30/2035 (Callable 12/31/2032)		1,250,000	1,371,259
5.250%, 06/30/2036 (Callable 12/31/2032)		1,000,000	1,082,342
5.500%, 06/30/2038 (Callable 12/31/2032)		2,000,000	2,185,936
0.000%, 01/01/2039 (Insured by AGM)		3,640,000	1,731,522
0.000%, 01/01/2047 (Insured by BAM)		1,455,000	428,471
5.250%, 06/30/2053 (Callable 12/31/2032)		2,000,000	2,025,678
5.000%, 12/31/2057 (Callable 12/31/2032)(Insured by AGM)		3,000,000	3,100,254
Pennsylvania Higher Educational Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)		300,000	292,209
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)		155,000	154,440
4.000%, 10/01/2049 (Callable 10/01/2028)		1,255,000	1,257,632
4.250%, 10/01/2052 (Callable 04/01/2032)		4,000,000	4,104,471
Pennsylvania Turnpike Commission:
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (5)		205,000	236,338
4.750%, 12/01/2037 (Callable 12/01/2026) (5)		600,000	624,022
5.000%, 12/01/2038 (Callable 12/01/2028) (5)		1,150,000	1,230,695
4.000%, 12/01/2039 (Callable 12/01/2031)		1,975,000	2,022,011
0.000%, 12/01/2040 (Callable 06/01/2029) (5)		675,000	674,818
4.000%, 12/01/2040 (Callable 12/01/2031)		2,555,000	2,600,503
Philadelphia Municipal Authority,
5.000%, 04/01/2030 (Callable 04/01/2027)		375,000	410,297
Pittsburgh Water & Sewer Authority,
4.620%, 09/01/2040 (SIFMA Municipal Swap Index + 0.650%)(Callable 06/01/2023)(Mandatory Tender Date 12/01/2023)(Insured by AGM) (2)		3,300,000	3,301,025
Ridley School District:
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)		830,000	846,596
4.000%, 11/15/2036 (Callable 11/15/2029)(Insured by AGM)		1,000,000	1,036,328
4.000%, 11/15/2037 (Callable 11/15/2029)(Insured by AGM)		325,000	333,898
School District of Philadelphia:
5.000%, 09/01/2024 (Insured by ST AID)		600,000	617,781
4.000%, 09/01/2037 (Callable 09/01/2029)(Insured by ST AID)		1,000,000	1,000,402
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)		500,000	553,491
5.000%, 02/01/2031 (Insured by AGM)		3,175,000	3,688,502
5.000%, 02/01/2034 (Callable 02/01/2032)(Insured by AGM)		4,000,000	4,631,619
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)		160,000	140,077
0.000%, 05/15/2030 (Insured by NATL)		1,780,000	1,407,484
Swarthmore Borough Authority,
5.000%, 09/15/2039 (Callable 09/15/2028)		3,680,000	4,017,120
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)		250,000	261,043
Westmoreland County Industrial Development Authority:
5.000%, 07/01/2029		725,000	773,729
5.000%, 07/01/2030		550,000	591,444
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)		1,780,000	1,788,003
Total Pennsylvania (Cost $99,102,968)			98,067,792	3.9%

Puerto Rico
Commonwealth of Puerto Rico:
5.250%, 07/01/2023		2,724,715	2,728,608
0.000%, 07/01/2024		4,318,000	4,064,128
5.375%, 07/01/2025		3,570,469	3,625,460
Puerto Rico Highway & Transportation Authority,
5.000%, 07/01/2062 (Callable 07/01/2032)		3,000,000	2,842,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities:
5.000%, 07/01/2028		125,000	136,206
5.000%, 07/01/2033 (Callable 07/01/2031)		1,335,000	1,490,593
5.000%, 07/01/2034 (Callable 07/01/2031)		200,000	222,602
5.000%, 07/01/2035 (Callable 07/01/2031)		200,000	219,948
Puerto Rico Sales Tax Financing Corp.:
4.329%, 07/01/2040 (Callable 07/01/2028)		5,000,000	4,550,243
4.750%, 07/01/2053 (Callable 07/01/2028)		2,450,000	2,241,017
Total Puerto Rico (Cost $22,337,270)			22,121,305	0.9%

Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)		950,000	1,052,269
Rhode Island Health and Educational Building Corp.,
4.000%, 09/15/2031 (Callable 09/15/2026)		125,000	128,763
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2051 (Callable 04/01/2030)		2,800,000	2,738,862
Rhode Island Student Loan Authority:
5.000%, 12/01/2027		1,000,000	1,081,362
5.000%, 12/01/2028		1,000,000	1,092,591
Total Rhode Island (Cost $6,127,502)			6,093,847	0.2%

South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)		250,000	282,107
5.000%, 09/01/2029 (Insured by AGM)		100,000	115,011
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)		250,000	258,731
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)		2,015,000	2,018,452
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)		500,000	507,502
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)		1,080,000	1,170,574
4.000%, 08/15/2030 (Callable 08/15/2026)		270,000	272,531
5.250%, 08/15/2033 (Callable 08/15/2026)		2,500,000	2,626,599
5.250%, 07/01/2037 (Callable 07/01/2026)		100,000	103,053
South Carolina State Housing Finance & Development Authority:
2.000%, 09/01/2024 (Mandatory Tender Date 03/01/2024) (1)		2,219,000	2,195,718
3.800%, 01/01/2049 (Callable 07/01/2027)		140,000	136,969
4.000%, 07/01/2050 (Callable 07/01/2029)		2,460,000	2,483,718
3.000%, 01/01/2052 (Callable 07/01/2030)		8,595,000	8,404,712
Spartanburg County School District No. 7,
5.000%, 03/01/2048 (Callable 03/01/2029)(Insured by SCSDE)		350,000	374,094
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM)		445,000	458,475
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM)		500,000	510,010
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM)		500,000	507,145
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)		200,000	202,935
Total South Carolina (Cost $23,225,101)			22,628,336	0.9%

South Dakota
City of Brandon SD,
5.000%, 08/01/2037 (Callable 08/01/2030)(Insured by AGM)		1,880,000	2,038,452
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)		3,260,000	3,215,737
Milbank School District No. 25-4:
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by ST AID)		750,000	784,879
5.000%, 08/01/2030 (Callable 08/01/2026)(Insured by ST AID)		785,000	845,108
5.000%, 08/01/2031 (Callable 08/01/2026)(Insured by ST AID)		820,000	881,160
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)		380,000	364,020
3.000%, 09/01/2030 (Callable 09/01/2028)		175,000	166,027
4.000%, 11/01/2040 (Callable 11/01/2025)		325,000	315,922
3.000%, 09/01/2041 (Callable 09/01/2028)		250,000	192,251
South Dakota Housing Development Authority:
4.000%, 05/01/2049 (Callable 05/01/2028)		1,410,000	1,416,346
5.000%, 05/01/2053 (Callable 11/01/2031)		2,975,000	3,140,480
South Dakota State Building Authority,
5.000%, 06/01/2036 (Callable 06/01/2028)		100,000	110,112
Total South Dakota (Cost $13,975,522)			13,470,494	0.5%

Tennessee
City of Clarksville TN:
5.000%, 02/01/2032 (Pre-refunded to 02/01/2026)		1,000,000	1,069,653
4.125%, 09/01/2039 (Callable 09/01/2032)		1,000,000	1,034,609
City of Jackson TN:
5.000%, 04/01/2029 (Pre-refunded to 04/01/2025)		30,000	31,355
5.000%, 04/01/2029 (Callable 04/01/2025)		1,125,000	1,164,116
5.000%, 04/01/2036 (Pre-refunded to 04/01/2025)		60,000	62,710
5.000%, 04/01/2036 (Callable 04/01/2025)		3,205,000	3,257,483
City of Memphis TN:
5.000%, 12/01/2032 (Pre-refunded to 12/01/2024)		530,000	550,575
4.000%, 12/01/2033 (Callable 12/01/2026)		1,300,000	1,345,435
4.000%, 12/01/2033 (Callable 12/01/2027)		480,000	501,058
4.000%, 12/01/2034 (Callable 12/01/2026)		1,310,000	1,347,003
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)(3)		3,380,000	3,352,528
Greeneville Health & Educational Facilities Board,
5.000%, 07/01/2034 (Callable 07/01/2023)		3,970,000	3,980,358
Knox County Health Educational & Housing Facility Board:
5.000%, 01/01/2025 (Callable 05/01/2023)		1,190,000	1,191,212
5.000%, 01/01/2026 (Callable 05/01/2023)		145,000	145,565
0.650%, 12/01/2026 (Mandatory Tender Date 12/01/2024) (1)		1,200,000	1,115,000
3.950%, 12/01/2027 (Mandatory Tender Date 12/01/2025)(Insured by HUD) (1)		2,175,000	2,199,594
Memphis-Shelby County Industrial Development Board,
4.000%, 04/01/2038 (Callable 04/01/2031)(Insured by AGM)		535,000	547,632
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024		140,000	137,579
5.000%, 05/15/2029 (Callable 05/15/2025)		1,000,000	1,049,087
Tennergy Corp.:
5.500%, 12/01/2030		3,470,000	3,710,532
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)		11,550,000	12,261,735
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026		75,000	78,583
5.000%, 02/01/2027		195,000	198,390
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 04/21/2023)		1,105,000	1,105,249
3.100%, 07/01/2036 (Callable 01/01/2026)		245,000	234,835
3.550%, 07/01/2039 (Callable 07/01/2024)		180,000	174,993
4.000%, 01/01/2042 (Callable 07/01/2026)		95,000	95,318
3.600%, 07/01/2042 (Callable 01/01/2027)		205,000	200,632
4.000%, 07/01/2043 (Callable 04/21/2023)		100,000	100,637
3.500%, 07/01/2045 (Callable 01/01/2025)		2,640,000	2,627,192
4.000%, 07/01/2045 (Callable 01/01/2025)		40,000	40,056
3.500%, 01/01/2047 (Callable 01/01/2026)		30,000	29,851
4.500%, 07/01/2049 (Callable 01/01/2028)		550,000	559,297
3.750%, 01/01/2050 (Callable 01/01/2029)		465,000	465,936
4.250%, 01/01/2050 (Callable 07/01/2028)		585,000	591,129
5.000%, 01/01/2053 (Callable 07/01/2031)		3,000,000	3,147,583
Total Tennessee (Cost $49,698,861)			49,704,500	2.0%

Texas
Abilene Convention Center Hotel Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)		2,850,000	2,169,216
Alamo Community College District:
5.000%, 08/15/2038 (Callable 08/15/2027)		1,040,000	1,116,230
4.500%, 08/15/2042 (Callable 08/15/2031)		750,000	785,129
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)		250,000	258,658
5.000%, 08/15/2028 (PSF Guaranteed)		980,000	1,099,100
4.000%, 08/15/2029 (PSF Guaranteed)		325,000	342,343
5.000%, 08/15/2029 (PSF Guaranteed)		560,000	638,244
4.000%, 08/15/2030 (PSF Guaranteed)		415,000	438,630
5.000%, 08/15/2030 (PSF Guaranteed)		605,000	699,093
4.000%, 08/15/2031 (Callable 08/15/2029)(PSF Guaranteed)		510,000	534,914
5.000%, 08/15/2031 (PSF Guaranteed)		585,000	684,480
5.000%, 08/15/2032 (PSF Guaranteed)		660,000	779,992
4.000%, 08/15/2033 (Callable 08/15/2031)(PSF Guaranteed)		355,000	373,948
4.000%, 08/15/2036 (Callable 08/15/2031)(PSF Guaranteed)		1,370,000	1,405,661
4.000%, 08/15/2037 (Callable 08/15/2031)(PSF Guaranteed)		765,000	779,379
4.000%, 02/15/2040 (Callable 02/15/2025)(PSF Guaranteed)		805,000	805,881
4.125%, 08/15/2042 (Callable 08/15/2031)(PSF Guaranteed)		2,920,000	2,942,813
4.250%, 08/15/2047 (Callable 08/15/2031)(PSF Guaranteed)		2,405,000	2,416,385
Arlington Housing Finance Corp.:
4.500%, 04/01/2041 (Callable 04/01/2026)(Mandatory Tender Date 04/01/2027) (1)		5,000,000	5,175,218
3.500%, 11/01/2043 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2025) (1)		5,000,000	5,031,516
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)		1,250,000	1,310,074
5.000%, 10/01/2036 (Callable 10/01/2027)		885,000	922,607
Baytown Municipal Development District:
2.500%, 10/01/2031		500,000	433,086
3.500%, 10/01/2031 (3)		1,020,000	888,986
Central Texas Regional Mobility Authority:
5.000%, 01/01/2025 (Callable 07/01/2024)		1,060,000	1,083,351
4.000%, 01/01/2040 (Callable 01/01/2031)		1,250,000	1,226,494
5.000%, 01/01/2045 (Pre-refunded to 07/01/2025)		500,000	526,994
Central Texas Turnpike System,
0.000%, 08/15/2036 (Callable 08/15/2024)		1,000,000	558,838
City of Austin TX,
5.000%, 11/15/2025		1,000,000	1,044,092
City of Bryan TX,
4.000%, 07/01/2040 (Callable 07/01/2027)		250,000	245,715
City of Conroe TX,
5.000%, 11/15/2036 (Callable 11/15/2028)		500,000	548,758
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 02/01/2026) (1)		1,000,000	1,001,154
City of Decatur TX:
5.000%, 03/01/2024 (Insured by BAM)		300,000	305,790
5.000%, 03/01/2025 (Insured by BAM)		280,000	292,024
City of Houston TX:
5.000%, 11/15/2028 (Callable 11/15/2024)		715,000	739,570
5.500%, 12/01/2029 (ETM)(Insured by NATL)		500,000	568,258
City of Hutto TX,
4.250%, 08/01/2047 (Callable 08/01/2032)		1,205,000	1,208,969
City of Magnolia TX,
5.700%, 09/01/2046 (3)		975,000	946,513
City of Mesquite TX:
5.000%, 03/01/2039 (Callable 03/01/2032)		500,000	557,123
5.000%, 03/01/2040 (Callable 03/01/2032)		500,000	554,271
5.000%, 03/01/2041 (Callable 03/01/2032)		500,000	553,241
5.000%, 03/01/2042 (Callable 03/01/2032)		500,000	552,954
City of San Antonio TX,
2.000%, 02/01/2049 (Mandatory Tender Date 12/01/2027) (1)		7,500,000	7,104,057
City of Temple TX:
4.000%, 08/01/2035 (Callable 08/01/2030)(Insured by BAM)		650,000	679,375
4.000%, 08/01/2037 (Callable 08/01/2030)(Insured by BAM)		200,000	204,779
4.000%, 08/01/2038 (Callable 08/01/2030)(Insured by BAM)		165,000	166,436
4.000%, 08/01/2039 (Callable 08/01/2030)(Insured by BAM)		435,000	438,768
4.000%, 08/01/2041 (Callable 08/01/2030)(Insured by BAM)		200,000	197,661
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)		360,000	378,264
6.000%, 03/01/2029 (Callable 03/01/2024) (5)		1,475,000	1,486,757
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)		800,000	825,386
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)		600,000	618,357
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)		2,000,000	2,089,380
4.000%, 04/01/2034 (Callable 04/01/2030)(PSF Guaranteed)		325,000	342,593
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)		1,000,000	1,063,864
4.000%, 04/01/2035 (Callable 04/01/2030)(PSF Guaranteed)		250,000	261,682
4.000%, 08/15/2035 (Callable 08/15/2029)(PSF Guaranteed)		1,380,000	1,434,951
5.000%, 08/15/2042 (Callable 05/01/2023)		3,225,000	3,227,381
Comal County Water Control & Improvement District No. 6:
4.000%, 03/01/2031 (Callable 03/01/2028)(Insured by BAM)		560,000	582,500
4.000%, 03/01/2032 (Callable 03/01/2028)(Insured by BAM)		690,000	716,118
4.000%, 03/01/2033 (Callable 03/01/2028)(Insured by BAM)		720,000	743,547
4.375%, 03/01/2033 (Callable 03/01/2028)(Insured by AGM)		425,000	446,071
4.000%, 03/01/2034 (Callable 03/01/2028)(Insured by BAM)		750,000	770,637
4.375%, 03/01/2034 (Callable 03/01/2028)(Insured by AGM)		445,000	464,731
4.375%, 03/01/2035 (Callable 03/01/2028)(Insured by AGM)		475,000	492,462
4.375%, 03/01/2036 (Callable 03/01/2028)(Insured by AGM)		500,000	515,318
4.375%, 03/01/2037 (Callable 03/01/2028)(Insured by AGM)		530,000	543,095
4.375%, 03/01/2038 (Callable 03/01/2028)(Insured by AGM)		560,000	571,388
4.375%, 03/01/2042 (Callable 03/01/2028)(Insured by AGM)		1,250,000	1,260,430
4.375%, 03/01/2045 (Callable 03/01/2028)(Insured by AGM)		2,330,000	2,338,285
County of Wise TX:
5.000%, 08/15/2029		880,000	928,970
5.000%, 08/15/2033 (Callable 08/15/2031)		930,000	981,299
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)		250,000	261,349
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)		200,000	209,802
Deaf Smith County Hospital District,
4.000%, 03/01/2040 (Callable 03/01/2027)		2,045,000	1,798,652
Denton County Housing Finance Corp.,
5.000%, 02/01/2026 (Mandatory Tender Date 02/01/2025) (1)		1,750,000	1,802,381
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)		1,500,000	1,533,392
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)		560,000	605,276
Fort Bend County Municipal Utility District No. 184:
4.250%, 04/01/2038 (Callable 04/01/2027)(Insured by BAM)		630,000	630,305
4.500%, 04/01/2040 (Callable 04/01/2027)(Insured by BAM)		1,055,000	1,062,406
4.500%, 04/01/2042 (Callable 04/01/2027)(Insured by BAM)		1,130,000	1,134,118
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)		295,000	296,381
Fort Bend County Municipal Utility District No. 58:
3.000%, 04/01/2033 (Callable 04/01/2029)(Insured by BAM)		800,000	793,666
3.000%, 04/01/2034 (Callable 04/01/2029)(Insured by BAM)		450,000	443,905
3.000%, 04/01/2035 (Callable 04/01/2029)(Insured by BAM)		430,000	412,574
3.000%, 04/01/2037 (Callable 04/01/2029)(Insured by BAM)		825,000	753,361
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (5)		40,000	43,926
0.000%, 10/01/2035 (Callable 10/01/2028) (5)		50,000	54,591
0.000%, 10/01/2036 (Callable 10/01/2028) (5)		425,000	460,351
0.000%, 10/01/2045 (Callable 10/01/2028) (5)		1,795,000	1,906,652
0.000%, 10/01/2046 (Callable 10/01/2028) (5)		1,080,000	1,145,436
0.000%, 10/01/2047 (Callable 10/01/2028) (5)		5,205,000	5,524,422
0.000%, 10/01/2048 (Callable 10/01/2028) (5)		920,000	975,250
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)		635,000	659,181
4.043%, 11/15/2046 (1 Month LIBOR USD + 0.650%)(Callable 07/01/2023)(Mandatory Tender Date 07/01/2024) (2)		2,000,000	2,003,420
Harris County Municipal Utility District No. 368,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by NATL)		1,000,000	1,016,998
Harris County Municipal Utility District No. 423:
5.500%, 04/01/2025 (Insured by AGM)		425,000	446,345
5.500%, 04/01/2026 (Insured by AGM)		450,000	484,554
5.500%, 04/01/2027 (Insured by AGM)		450,000	494,496
5.500%, 04/01/2028 (Insured by AGM)		450,000	505,930
5.500%, 04/01/2029 (Insured by AGM)		475,000	545,736
5.500%, 04/01/2030 (Callable 04/01/2029)(Insured by AGM)		500,000	574,371
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)		250,000	251,410
Harris County Toll Road Authority,
5.000%, 08/15/2043 (Callable 02/15/2028)		500,000	529,781
Harris County-Houston Sports Authority:
0.000%, 11/15/2025 (Insured by NATL)		11,185,000	10,216,249
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)		310,000	321,487
5.000%, 11/15/2053 (Callable 11/15/2024)		2,220,000	2,237,945
Harris-Waller Counties Municipal Utility District No. 3:
6.000%, 09/01/2024 (Insured by AGM)		290,000	301,751
6.000%, 09/01/2025 (Insured by AGM)		315,000	337,246
6.000%, 09/01/2026 (Insured by AGM)		335,000	369,066
6.000%, 09/01/2027 (Insured by AGM)		365,000	411,437
6.000%, 09/01/2028 (Insured by AGM)		390,000	449,898
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)		4,000,000	4,027,615
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 05/01/2023)		770,000	652,120
Hunt Memorial Hospital District:
5.000%, 02/15/2028		525,000	571,038
5.000%, 02/15/2030		1,015,000	1,133,745
Irving Hospital Authority,
5.070%, 10/15/2044 (SIFMA Municipal Swap Index + 1.100%)(Callable 04/15/2023)(Mandatory Tender Date 10/15/2023)(Partially Pre-refunded) (2)		850,000	850,000
Joshua Independent School District,
5.500%, 02/15/2026 (PSF Guaranteed)		1,865,000	1,971,978
Katy Development Authority:
3.000%, 06/01/2032 (Callable 06/01/2027)(Insured by BAM)		485,000	478,154
3.000%, 06/01/2033 (Callable 06/01/2027)(Insured by BAM)		420,000	404,205
3.000%, 06/01/2034 (Callable 06/01/2027)(Insured by BAM)		575,000	544,867
3.000%, 06/01/2035 (Callable 06/01/2027)(Insured by BAM)		500,000	460,776
3.000%, 06/01/2039 (Callable 06/01/2027)(Insured by BAM)		1,125,000	952,172
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender Date 08/15/2025)(PSF Guaranteed) (1)		4,190,000	4,081,312
Lakes Fresh Water Supply District of Denton County,
4.000%, 09/01/2031 (Callable 09/01/2029)(Insured by AGM)		680,000	716,687
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)		350,000	387,913
Las Varas Public Facility Corp.,
0.400%, 05/01/2025 (Callable 11/01/2023)(Mandatory Tender Date 05/01/2024) (1)		1,000,000	948,542
Lazy Nine Municipal Utility District No. 1B:
2.000%, 03/01/2035 (Callable 03/01/2027)(Insured by AGM)		525,000	422,851
2.000%, 03/01/2037 (Callable 03/01/2027)(Insured by AGM)		530,000	392,328
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)		20,000	8,920
5.000%, 08/15/2040 (Callable 08/15/2025)(PSF Guaranteed)		500,000	517,352
Martin County Hospital District:
4.000%, 04/01/2027		225,000	234,402
4.000%, 04/01/2028		430,000	452,364
4.000%, 04/01/2031 (Callable 04/01/2030)		235,000	249,415
4.000%, 04/01/2033 (Callable 04/01/2030)		375,000	393,724
4.000%, 04/01/2034 (Callable 04/01/2030)		500,000	521,317
Matagorda County Navigation District No. 1:
4.400%, 05/01/2030 (Insured by AMBAC)		2,430,000	2,462,707
4.000%, 06/01/2030 (Callable 06/03/2023)		3,500,000	3,461,548
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2034 (Callable 11/01/2029)		560,000	642,742
Montgomery County Municipal Utility District No. 119,
4.000%, 04/01/2023 (Insured by BAM)		200,000	200,000
Montgomery County Municipal Utility District No. 88,
4.250%, 09/01/2047 (Callable 09/01/2029)(Insured by AGM) (6)		1,400,000	1,361,338
New Hope Cultural Education Facilities Finance Corp.,
2.000%, 01/01/2026		1,020,000	930,491
Newark Higher Education Finance Corp.,
4.000%, 08/15/2035 (Callable 08/15/2025)(PSF Guaranteed)		425,000	432,663
North Lamar Independent School District:
4.000%, 02/15/2032 (Callable 02/15/2031)(PSF Guaranteed)		1,230,000	1,355,242
4.000%, 02/15/2036 (Callable 02/15/2031)(PSF Guaranteed)		715,000	746,094
4.000%, 02/15/2037 (Callable 02/15/2031)(PSF Guaranteed)		625,000	641,856
4.000%, 02/15/2038 (Callable 02/15/2031)(PSF Guaranteed)		650,000	659,954
North Texas Tollway Authority:
5.000%, 01/01/2033 (Callable 01/01/2026)		675,000	713,278
6.750%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)		40,000	52,875
Northeast Travis County Utility District,
0.000%, 09/01/2023 (Insured by BAM)		275,000	271,282
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)		740,000	722,077
Northwest Harris County Municipal Utility District No. 10:
5.000%, 04/01/2024 (Insured by BAM)		640,000	652,859
5.000%, 04/01/2025 (Insured by BAM)		650,000	673,970
5.000%, 04/01/2026 (Insured by BAM)		725,000	765,852
Port Beaumont Navigation District,
2.875%, 01/01/2041 (Callable 07/01/2023) (3)		1,200,000	792,901
Red River Health Facilities Development Corp.,
8.000%, 11/15/2049 (Pre-refunded to 11/15/2024)		2,425,000	2,620,928
Remington Municipal Utility District No. 1,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)		540,000	541,899
Sabine-Neches Navigation District,
4.625%, 02/15/2047 (Callable 02/15/2031)		2,000,000	2,055,798
Seminole Hospital District,
3.000%, 02/15/2034 (Callable 02/15/2026)		1,125,000	907,321
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)		250,000	270,456
Sugar Land 4B Corp.,
4.000%, 02/15/2030 (Callable 02/15/2028)(Insured by BAM)		1,045,000	1,113,161
Tarrant County Cultural Education Facilities Finance Corp.:
2.750%, 02/15/2036 (Callable 04/21/2023) (1)		2,680,000	2,669,879
5.000%, 11/15/2037 (Callable 11/15/2027)		600,000	606,655
5.000%, 12/01/2039 (Callable 12/01/2023)		1,015,000	1,022,794
5.000%, 11/15/2040 (Callable 11/15/2026)		400,000	401,203
4.000%, 11/15/2042 (Callable 05/15/2026)		500,000	490,027
Tarrant County Cultural Education Facilities Finance Corporation:
5.000%, 11/15/2029		1,665,000	1,708,673
5.000%, 11/15/2030		1,750,000	1,793,356
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)		1,750,000	1,727,325
Texas Department of Housing & Community Affairs:
4.000%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)		2,000,000	2,012,885
5.000%, 01/01/2029 (Insured by GNMA)		215,000	238,755
5.000%, 07/01/2029 (Insured by GNMA)		175,000	195,837
5.000%, 01/01/2030 (Insured by GNMA)		450,000	507,133
4.750%, 01/01/2049 (Callable 07/01/2028)(Insured by GNMA)		2,690,000	2,744,351
3.750%, 09/01/2049 (Callable 09/01/2028)(Insured by GNMA)		1,300,000	1,249,971
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)		5,965,000	6,439,471
6.000%, 03/01/2053 (Callable 03/01/2032)(Insured by GNMA)		1,000,000	1,117,592
Texas Municipal Gas Acquisition & Supply Corp. I:
4.710%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 04/03/2023) (2)		4,100,000	4,042,778
6.250%, 12/15/2026		1,125,000	1,183,774
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)		12,170,000	12,103,074
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025		875,000	890,100
5.000%, 12/15/2027		1,500,000	1,550,022
5.000%, 12/15/2028		3,000,000	3,117,693
5.000%, 12/15/2032		2,180,000	2,288,809
Texas Municipal Power Agency,
3.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)		2,080,000	2,086,869
Texas State Affordable Housing Corp.:
4.625%, 03/01/2043 (Callable 03/01/2033)(Insured by GNMA)		3,690,000	3,740,755
4.750%, 03/01/2048 (Callable 03/01/2033)(Insured by GNMA)		2,750,000	2,784,201
Texas State Technical College,
5.750%, 08/01/2047 (Callable 08/01/2032)(Insured by AGM)		4,000,000	4,629,116
THF Public Facility Corp.,
3.250%, 03/01/2040 (Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (1)		1,500,000	1,487,630
Tioga Independent School District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)		200,000	185,901
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 05/01/2023)(Insured by AGM)		615,000	615,349
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)		265,000	296,995
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)		315,000	317,491
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)		470,000	473,749
5.500%, 12/01/2032 (Callable 12/01/2029)		415,000	428,258
4.000%, 12/01/2037 (Callable 12/01/2027)(Insured by BAM)		865,000	858,668
5.750%, 12/01/2037 (Callable 12/01/2029)		690,000	709,121
6.000%, 12/01/2043 (Callable 12/01/2029)		1,260,000	1,291,094
6.250%, 12/01/2049 (Callable 12/01/2029)		1,300,000	1,339,035
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)		500,000	531,712
White Settlement Independent School District,
0.000%, 08/15/2040 (Pre-refunded to 08/15/2023)(PSF Guaranteed)		1,370,000	649,164
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)		355,000	373,324
Total Texas (Cost $245,662,665)			239,749,409	9.4%

Utah
City of Herriman City UT,
4.000%, 01/01/2041 (Callable 01/01/2031)(Insured by AGM)		500,000	507,314
City of Salt Lake City UT:
5.000%, 07/01/2028		1,000,000	1,085,112
5.000%, 07/01/2030 (Callable 07/01/2027)		155,000	167,774
5.000%, 07/01/2042 (Callable 07/01/2027)		4,140,000	4,283,564
Grand County School District,
5.000%, 12/15/2037 (Callable 12/15/2025)(Insured by AGM)		870,000	909,365
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)		250,000	271,005
5.000%, 10/01/2033 (Callable 10/01/2026)		350,000	378,796
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027		290,000	317,099
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)		1,760,000	1,790,595
Utah Charter School Finance Authority:
0.000%, 04/15/2025 (Insured by UT CSCE)		615,000	566,236
3.000%, 04/15/2027 (Insured by UT CSCE)		370,000	363,916
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)		365,000	385,665
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)		720,000	759,845
4.000%, 04/15/2029 (Insured by UT CSCE)		175,000	179,956
4.000%, 04/15/2030 (Insured by UT CSCE)		1,120,000	1,150,577
5.000%, 10/15/2032 (Callable 10/15/2027)(Insured by UT CSCE)		310,000	330,705
5.000%, 10/15/2036 (Callable 04/21/2023)(Insured by UT CSCE)		700,000	700,556
4.000%, 04/15/2037 (Callable 04/15/2032)(Insured by UT CSCE)		500,000	493,959
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)		520,000	535,383
4.000%, 04/15/2042 (Callable 04/15/2032)(Insured by UT CSCE)		480,000	451,322
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)		1,000,000	1,026,812
Utah Housing Corp.:
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)		125,000	125,267
6.000%, 12/21/2052 (Insured by GNMA)		2,243,900	2,339,282
6.000%, 02/21/2053 (Insured by GNMA)		2,997,253	3,124,659
Utah Infrastructure Agency,
4.000%, 10/15/2023		755,000	751,939
Utah Telecommunication Open Infrastructure Agency:
4.375%, 06/01/2040 (Callable 06/01/2032)		1,750,000	1,805,715
5.500%, 06/01/2040 (Callable 06/01/2032)		1,000,000	1,150,721
Utah Water Finance Agency,
4.000%, 03/01/2031 (Callable 03/01/2027)		925,000	973,852
Total Utah (Cost $27,581,505)			26,926,991	1.1%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)		275,000	302,364
Vermont Educational & Health Buildings Financing Agency:
5.000%, 10/15/2024		1,400,000	1,407,054
5.000%, 10/15/2025		615,000	621,686
5.000%, 12/01/2039 (Callable 06/01/2026)		500,000	518,187
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)		95,000	95,464
Vermont Public Power Supply Authority,
5.000%, 07/01/2028 (Callable 07/01/2027)		500,000	534,359
Total Vermont (Cost $3,543,392)			3,479,114	0.1%

Virginia
Chesapeake Bay Bridge & Tunnel District,
5.000%, 11/01/2023		9,720,000	9,831,988
City of Virginia Beach VA,
3.000%, 03/01/2031 (Callable 03/01/2028)(Insured by ST AID)		1,350,000	1,361,421
County of James City VA,
3.000%, 06/15/2029 (Callable 06/15/2025)(Insured by ST AID)		1,000,000	1,007,420
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)(Mandatory Tender Date 07/01/2043)(Insured by AGM)		7,950,000	8,400,404
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035		4,252,152	3,498,138
Fredericksburg Economic Development Authority,
5.000%, 06/15/2030 (Callable 06/15/2024)		1,000,000	1,020,827
Hampton Roads Transportation Accountability Commission,
5.000%, 07/01/2042 (Callable 01/01/2028)		305,000	327,719
James City County Economic Development Authority,
6.000%, 06/01/2043 (Pre-refunded to 06/01/2023)		2,360,933	2,371,981
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)		3,500,000	3,494,232
Richmond Redevelopment & Housing Authority,
4.250%, 03/01/2026 (Mandatory Tender Date 03/01/2025)(Insured by HUD) (1)		2,650,000	2,695,855
Toll Road Investors Partnership II LP,
0.000%, 02/15/2025 (Insured by NATL) (3)		3,950,000	3,466,896
Virginia College Building Authority:
5.250%, 01/01/2026 (Insured by NATL)		1,455,000	1,507,201
5.000%, 06/01/2027		300,000	312,095
4.000%, 02/01/2034 (Callable 02/01/2031)		2,000,000	2,161,150
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 04/21/2023)		2,570,000	2,517,870
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)		1,200,000	1,222,359
Virginia Small Business Financing Authority:
5.250%, 10/01/2029 (Callable 10/01/2024)		2,500,000	2,571,558
5.000%, 10/01/2042 (Callable 10/01/2032)		1,105,000	1,193,428
Total Virginia (Cost $49,665,845)			48,962,542	1.9%

Washington
Eastern Washington University,
3.000%, 10/01/2033 (Callable 10/01/2026)		600,000	570,649
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)		600,000	675,470
FYI Properties,
5.000%, 06/01/2038 (Callable 06/01/2028)		1,500,000	1,619,493
Grant County Public Utility District No. 2,
2.000%, 01/01/2044 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)		250,000	241,731
King County Housing Authority:
4.000%, 06/01/2029		800,000	837,857
5.000%, 12/01/2030 (Callable 12/01/2026)		1,650,000	1,767,257
King County Public Hospital District No. 1:
5.000%, 12/01/2029 (Callable 12/01/2028)		1,050,000	1,175,339
5.000%, 12/01/2036 (Callable 12/01/2026)		550,000	577,766
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2028		220,000	236,002
5.000%, 01/01/2031 (Callable 01/01/2028)		100,000	106,799
5.000%, 01/01/2038 (Callable 01/01/2029)		2,500,000	2,593,631
5.000%, 01/01/2039 (Callable 01/01/2028)		1,500,000	1,546,068
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)		5,000,000	5,091,058
State of Washington:
5.000%, 07/01/2035 (Callable 07/01/2028)		805,000	884,549
5.000%, 06/01/2039 (Callable 06/01/2029)		800,000	881,006
5.000%, 07/01/2042 (Callable 07/01/2028)		1,330,000	1,415,578
Tacoma Metropolitan Park District:
4.000%, 12/01/2024		1,175,000	1,178,487
5.000%, 12/01/2024		1,485,000	1,513,039
5.000%, 12/01/2024		570,000	580,762
5.000%, 12/01/2024		265,000	270,003
5.000%, 12/01/2025		215,000	222,725
4.000%, 12/01/2028		2,440,000	2,469,002
4.000%, 12/01/2029 (Callable 12/01/2028)		1,735,000	1,756,980
4.000%, 12/01/2030 (Callable 12/01/2026)		550,000	554,272
4.000%, 12/01/2030 (Callable 12/01/2028)		795,000	804,226
5.000%, 12/01/2033 (Callable 12/01/2026)		500,000	522,271
5.000%, 12/01/2033 (Callable 12/01/2027)		385,000	407,073
5.000%, 12/01/2035 (Callable 12/01/2027)		335,000	351,570
5.000%, 12/01/2036 (Callable 12/01/2027)		500,000	523,427
Washington Health Care Facilities Authority:
5.000%, 10/01/2027		2,510,000	2,713,747
5.000%, 07/01/2032 (Callable 01/01/2028)		1,000,000	1,033,722
5.000%, 08/15/2037 (Callable 02/15/2028)		3,015,000	3,130,811
Washington State Housing Finance Commission:
2.400%, 06/01/2025 (Insured by GNMA)		810,000	798,236
3.700%, 12/01/2033 (Callable 06/01/2024)		20,000	19,963
4.000%, 06/01/2049 (Callable 06/01/2028)		440,000	442,170
Western Washington University:
4.000%, 05/01/2028 (Insured by BAM)		320,000	337,651
4.000%, 05/01/2029 (Insured by BAM)		345,000	365,456
4.000%, 05/01/2030 (Insured by BAM)		530,000	564,101
Total Washington (Cost $41,692,020)			40,779,947	1.6%

West Virginia
Glenville State University,
4.000%, 06/01/2027		1,500,000	1,431,464
West Virginia Economic Development Authority,
3.750%, 12/01/2042 (Mandatory Tender Date 06/01/2025) (1)		2,500,000	2,491,191
West Virginia Hospital Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)		445,000	458,191
Total West Virginia (Cost $4,390,478)			4,380,846	0.2%

Wisconsin
City of Milwaukee WI,
5.000%, 04/01/2024		3,695,000	3,762,695
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)		2,260,000	2,337,168
Oak Creek-Franklin Joint School District,
3.150%, 04/01/2028 (Callable 04/01/2025)		5,140,000	5,177,136
Oshkosh Area School District,
2.625%, 03/01/2027 (Callable 05/01/2023)(Insured by BAM)		8,260,000	8,103,219
Public Finance Authority:
5.000%, 06/01/2023		1,375,000	1,378,715
5.000%, 10/01/2023 (3)		2,125,000	2,129,579
5.000%, 10/01/2024 (3)		2,725,000	2,738,969
3.000%, 04/01/2025 (3)		235,000	225,764
5.000%, 06/15/2025		220,000	224,928
3.000%, 03/01/2026 (Callable 05/01/2023) (3)		1,250,000	1,175,976
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)		130,000	109,665
5.000%, 10/01/2029 (3)		1,000,000	1,000,544
5.000%, 07/01/2030		1,110,000	1,187,115
5.000%, 03/01/2031 (Callable 03/01/2026)		440,000	466,984
4.000%, 04/01/2032 (3)		900,000	840,412
5.000%, 10/01/2034 (Callable 10/01/2029) (3)		2,750,000	2,670,448
5.000%, 07/01/2035 (Callable 07/01/2028)(Insured by AGM)		400,000	426,503
4.000%, 04/01/2042 (Callable 04/01/2032) (3)		850,000	690,496
5.000%, 10/01/2044 (Callable 04/01/2029)		1,750,000	1,798,809
4.000%, 04/01/2052 (Callable 04/01/2032) (3)		1,000,000	747,673
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)		465,000	507,463
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)		830,000	830,000
5.000%, 04/01/2043 (Callable 10/01/2028)		2,140,000	2,235,841
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)		1,795,000	1,869,381
5.000%, 04/01/2036 (Callable 04/01/2028)		1,000,000	1,096,703
4.000%, 04/01/2037 (Callable 04/01/2028)		1,000,000	1,019,022
5.000%, 04/01/2038 (Callable 04/01/2028)		1,000,000	1,078,765
5.000%, 04/01/2048 (Callable 04/01/2028)		565,000	582,548
5.000%, 04/01/2048 (Callable 04/01/2028)(Insured by BAM)		2,875,000	2,977,353
Whitehall School District,
4.000%, 03/01/2031 (Callable 03/01/2030)(Insured by AGM)		600,000	632,804
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)		40,000	40,410
5.250%, 12/15/2023 (Insured by AGM)		630,000	639,328
0.000%, 12/15/2027 (Insured by AGM)		525,000	453,134
0.000%, 12/15/2027 (Insured by NATL)		220,000	189,009
5.000%, 12/15/2027 (Callable 06/15/2026)		500,000	536,464
0.000%, 12/15/2028 (Insured by AGM)		255,000	212,846
0.000%, 12/15/2028 (Insured by AGM)		1,045,000	872,250
5.000%, 12/15/2028 (Callable 06/15/2026)		345,000	370,599
0.000%, 12/15/2029 (Insured by AGM)		315,000	252,819
0.000%, 12/15/2030 (Insured by AGM)		1,325,000	1,020,418
0.000%, 12/15/2030 (Insured by AGM)		460,000	354,259
5.000%, 12/15/2030 (Callable 06/15/2026)		500,000	537,101
5.000%, 12/15/2031 (Callable 06/15/2026)		440,000	472,648
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)		615,000	392,336
0.000%, 12/15/2035 (Callable 12/15/2030)(Insured by AGM)		2,780,000	1,667,964
0.000%, 12/15/2035 (Callable 06/15/2026)(Insured by BAM)		300,000	179,996
5.250%, 12/15/2061 (Callable 12/15/2030) (3)		1,000,000	1,009,238
Wisconsin Health & Educational Facilities Authority:
5.000%, 07/01/2023		165,000	165,764
5.000%, 11/01/2023		125,000	124,388
5.000%, 03/01/2024		945,000	943,487
5.000%, 07/01/2024		250,000	255,658
5.000%, 11/01/2024		155,000	152,878
5.000%, 03/01/2025 (Callable 03/01/2024)		840,000	839,576
5.000%, 11/01/2025		245,000	239,393
5.000%, 12/01/2025		135,000	142,129
5.000%, 03/01/2026 (Callable 03/01/2024)		820,000	818,448
5.000%, 07/01/2026 (Callable 07/01/2024)		50,000	51,297
5.000%, 12/01/2026 (Callable 11/01/2024)		1,190,000	1,227,695
5.000%, 03/01/2027 (Callable 03/01/2024)		1,095,000	1,094,387
5.000%, 10/01/2027		250,000	275,590
5.000%, 02/15/2028 (Callable 02/15/2027)		575,000	606,837
5.000%, 03/01/2028 (Callable 03/01/2024)		830,000	829,998
5.000%, 08/15/2028 (Callable 08/15/2023)		1,025,000	1,029,877
5.000%, 11/01/2028 (Callable 11/01/2026)		470,000	446,916
5.000%, 12/01/2028 (Callable 11/01/2026)		395,000	423,250
5.000%, 10/01/2029		555,000	630,340
5.000%, 11/01/2030 (Callable 11/01/2026)		515,000	481,907
5.000%, 12/15/2030 (Callable 12/15/2024)		480,000	497,346
5.000%, 04/01/2031 (Callable 04/01/2027)		250,000	269,414
5.000%, 10/01/2031 (Callable 10/01/2029)		250,000	279,509
4.000%, 11/15/2034 (Callable 05/15/2026)		1,000,000	1,022,013
4.000%, 08/15/2037 (Callable 08/15/2027)		1,905,000	1,926,290
5.000%, 06/01/2038 (Callable 04/21/2023)(Mandatory Tender Date 06/01/2023) (1)		1,000,000	1,001,071
4.375%, 06/01/2039 (Callable 05/01/2023)		230,000	230,005
5.000%, 12/15/2039 (Callable 12/15/2024)		1,450,000	1,473,576
5.000%, 12/15/2044 (Callable 12/15/2024)		675,000	682,565
5.000%, 12/01/2045 (Callable 12/01/2032)		2,000,000	2,101,997
4.000%, 11/15/2046 (Callable 05/15/2026)		475,000	449,359
5.250%, 12/01/2048 (Callable 12/01/2032)		3,000,000	3,215,339
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)		2,300,000	2,411,537
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)		1,000,000	1,020,020
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)		2,805,000	2,811,808
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)		1,130,000	1,146,873
0.500%, 11/01/2050 (Callable 05/01/2023)(Mandatory Tender Date 11/01/2024)(Insured by HUD) (1)		1,185,000	1,120,230
Total Wisconsin (Cost $94,227,088)			91,662,264	3.6%

Wyoming
County of Laramie WY:
4.000%, 05/01/2030		720,000	769,471
4.000%, 05/01/2032 (Callable 05/01/2031)		525,000	552,727
4.000%, 05/01/2034 (Callable 05/01/2031)		500,000	520,508
4.000%, 05/01/2036 (Callable 05/01/2031)		600,000	615,179
4.000%, 05/01/2037 (Callable 05/01/2031)		225,000	227,361
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)		20,000	19,898
4.000%, 12/01/2048 (Callable 06/01/2028)		1,100,000	1,105,273
Total Wyoming (Cost $4,157,678)			3,810,417	0.2%
Total Municipal Bonds (Cost $2,526,499,442)			2,487,354,943	97.8%
Total Long-Term Investments (Cost $2,565,417,852)			2,526,256,505	99.3%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.06% (4)		1,618,825	1,618,825
Total Short-Term Investment (Cost $1,618,825)			1,618,825	0.1%
Total Investments (Cost $2,567,036,677)			2,527,875,330	99.4%
Other Assets in Excess of Liabilities			14,679,288	0.6%
TOTAL NET ASSETS			$2,542,554,618	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
USDA	USDA OneRD Guarantee
UT CSCE	Utah Charter School Credit Enhancement Program
XLCA	XL Capital Assurance, Inc.

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2023.
(2)		Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $84,335,113, which represented 3.32% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$–	$38,901,562	$–	$38,901,562
Municipal Bonds	–	2,487,354,943	–	2,487,354,943
Total Long-Term Investments	–	2,526,256,505	–	2,526,256,505
Short-Term Investment
Money Market Mutual Fund	1,618,825	–	–	1,618,825
Total Short-Term Investment	1,618,825	–	–	1,618,825
Total Investments	$1,618,825	$2,526,256,505	$–	$2,527,875,330

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.